UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03910

Exact name of registrant as specified in charter:	Voyageur Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2019

Item 1. Reports to Stockholders

Delaware Funds® by MACQUARIE

Annual report

Fixed income mutual funds

Delaware Tax-Free Minnesota Fund

Delaware Tax-Free Minnesota Intermediate Fund

Delaware Minnesota High-Yield Municipal Bond Fund

August 31, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. As active managers we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions

●	View statements and tax forms

●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Delaware Capital Management Advisers, Inc., Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Aug. 31, 2019, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Portfolio management review
Delaware Funds® by Macquarie Minnesota municipal bond funds	September 10, 2019

Performance preview (for the year ended August 31, 2019)

Delaware Tax-Free Minnesota Fund (Institutional Class shares)	1-year return	+7.81%

Delaware Tax-Free Minnesota Fund (Class A shares)	1-year return	+7.54%

Bloomberg Barclays Municipal Bond Index (benchmark)	1-year return	+8.72%

Lipper Minnesota Municipal Debt Funds Average	1-year return	+7.55%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Minnesota Fund, please see the table on page 6. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper Minnesota Municipal Debt Funds Average compares funds that invest primarily in municipal debt issues that are exempt from taxation in Minnesota.

Please see page 9 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free Minnesota Intermediate Fund (Institutional Class shares)	1-year return	+7.06%

Delaware Tax-Free Minnesota Intermediate Fund (Class A shares)	1-year return	+7.00%

Bloomberg Barclays 3–15 Year Blend Municipal Bond Index (benchmark)	1-year return	+8.16%

Lipper Other States Intermediate Municipal Debt Funds Average	1-year return	+7.10%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Minnesota Intermediate Fund, please see the table on page 10. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper Other States Intermediate Municipal Debt Funds Average compares funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years and are exempt from taxation on a specified city or state basis.

Please see page 13 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Minnesota High-Yield Municipal Bond Fund (Institutional Class shares)	1-year return	+8.50%

Delaware Minnesota High-Yield Municipal Bond Fund (Class A shares)	1-year return	+8.33%

Bloomberg Barclays Municipal Bond Index (benchmark)	1-year return	+8.72%

Lipper Minnesota Municipal Debt Funds Average	1-year return	+7.55%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Minnesota High-Yield Municipal Bond Fund, please see the table on page 14. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper Minnesota Municipal Debt Funds Average compares funds that invest primarily in municipal debt issues that are exempt from taxation in Minnesota.

Please see page 17 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Portfolio management review

Delaware Funds® by Macquarie Minnesota municipal bond funds

Economic backdrop

Throughout the fiscal year ended Aug. 31, 2019, the US economy grew, albeit at a moderating pace, reflecting mounting concerns about the US-China trade dispute. In the third quarter of 2018, US gross domestic product (GDP) – a measure of national economic output – rose by an annualized 2.9%, down from the previous quarter. Growth slowed to 1.1% in the final three months of 2018 before bouncing back to 3.1% in the first quarter of 2019. In the second quarter of 2019, the country’s GDP rose an estimated 2.0%.

Against this backdrop of economic expansion, job growth also remained strong. In August 2019, the US unemployment rate stood at 3.7%, matching its level one year earlier and close to the nearly 50-year low of 3.6% achieved in both April and May 2019.

When the fiscal year began in September 2018, the US Federal Reserve continued to raise its short-term target interest rate, maintaining a cycle that had been in place since 2015. In September and again in December 2018, the Fed lifted the federal funds rate by 0.25 percentage points. As data mounted suggesting a slowing US economy, however, the Fed adjusted its policy direction – initially, by no longer raising rates and then, in June 2019, reversing its rate increase from December. By the end of the Funds’ fiscal year on Aug. 31, 2019, the federal funds rate was within a range of 2.00% to 2.25%. Investors widely anticipated that the Fed would enact further rate cuts at its meetings later in 2019.

Sources: US Bureau of Economic Analysis, US Bureau of Labor Statistics, and Bloomberg.

Municipal bond market conditions

Uncertainty about trade policy led to uncertainty about future global growth, encouraging global central banks to implement increasingly stimulative economic policies. This led to a highly favorable backdrop for municipal debt, particularly as the Funds’ fiscal year progressed. The US municipal bond market, as measured by the Bloomberg Barclays Municipal Bond Index, returned 8.72% for the 12 months ended Aug. 31, 2019.

As rates on longer-term bonds fell more than those on shorter-term issues, the municipal yield curve flattened. The largest yield declines came from the “belly” of the municipal yield curve, while the strongest overall performance came from the 20-year (17-22 years) and the long bond (22+ years) segments of the curve. Meanwhile, credit spreads tightened, indicating that investors were willing to accept somewhat less yield in exchange for assuming credit risk in an environment of generally healthy credit fundamentals.

Lower-rated bonds generally outperformed their higher-rated counterparts, while bonds with longer maturities tended to outpace those with shorter maturities. The following tables highlight these performance trends for the Funds’ fiscal year ended Aug. 31, 2019:

Returns by credit rating
AAA	8.17%
AA	8.37%
A	9.20%
BBB	10.48%

Returns by maturity
1 year	2.65%
5 years	6.34%
10 years	9.48%
22+ years	11.14%

Source: Bloomberg.

Focused on credit research

For all three of the Funds highlighted in this report, we maintained the same management strategy we employ in all market conditions. We follow a bottom-up (bond by bond) investment approach. This means we select bonds for the Funds on an issuer-by-issuer basis, rather than based on our top-down view of interest rates or economic and market conditions. And we rely on diligent credit research to identify securities we believe offer the Funds’ shareholders a favorable trade-off between risk and reward.

Given this process, the Funds tend to have relatively low allocations to bonds with high credit ratings and greater exposure to securities with lower-investment-grade or below-investment-grade credit ratings. By focusing on higher yielding bonds with solid underlying credit quality, we believe we can potentially add value for the Funds’ shareholders. That said, it was sometimes difficult to find as many suitable lower-rated, higher yielding Minnesota bonds as we wished. This reflects changing issuance patterns in Minnesota’s municipal marketplace, highlighted by a greater proportion of relatively highly rated state and local general obligation and school district bonds with relatively low coupons. In this environment, our approach has been to seek a favorable trade-off between risk and reward potential while maintaining our overall, credit-oriented management approach.

At fiscal year end on Aug. 31, 2019, roughly 31% of the net assets of Delaware Tax-Free Minnesota Fund was invested in bonds with lower-investment-grade credit ratings (A and BBB), and approximately 22% of the net assets of Delaware Tax-Free Minnesota Intermediate Fund was invested in these same credit tiers. Both Funds also maintained allocations to high yield municipal bonds, securities with credit ratings below BBB. By prospectus, both Funds may hold up to 20% of their net assets in high yield debt, although these allocations remained below that threshold in both Funds throughout the fiscal year. Whenever we invest in the high yield market segment, we thoroughly analyze the securities’ credit risk and emphasize those bonds that we believe offer the Funds’ shareholders a favorable risk-reward balance.

Consistent with its mandate, Delaware Minnesota High-Yield Municipal Bond Fund maintained the largest exposure to high yield bonds of the three Funds. As of Aug. 31, 2019, more than 38% of this Fund’s net assets was held in bonds with credit ratings below BBB, including nonrated bonds.

Portfolio positioning

Throughout the fiscal year, our main objective was to maintain the Funds’ existing credit positioning as best we could. Our challenge was that when interest rates fell, the Funds experienced naturally shortening durations, as various longtime portfolio holdings approached their maturity or call dates.

Because our management approach entails keeping the Funds’ duration (that is, interest rate sensitivity) relatively neutral compared with peer funds – a reflection of our view that we can more effectively add value through credit selection than by trying to anticipate the direction of interest rate movements – we needed to take proactive steps to maintain that neutral stance in a falling interest rate environment.

When available, new bond purchases focused on longer-duration bonds, including bonds with longer call dates. Proceeds for new purchases came from investment inflows and from bond maturities and calls. Using the proceeds from the sale of certain shorter-duration holdings also helped us keep the Funds neutrally positioned in an environment of falling interest rates, while maintaining the credit-oriented investment approach we regularly follow.

Although we believe we were often successful in accomplishing our objectives, our ability to do so was more limited in the Minnesota municipal bond marketplace than we preferred. Unlike in other state markets, where we were frequent buyers of noncallable debt, bonds with this structure were harder to come by in Minnesota, which features a large amount of shorter-call supply. Against this backdrop, we tried to accomplish our duration

Portfolio management review

Delaware Funds® by Macquarie Minnesota municipal bond funds

objectives methodically, even as we found it challenging to do so within desired time frames.

Notable performance factors

As noted, longer-maturity bonds tended to outperform shorter-maturity bonds for this fiscal year, while lower-quality issues generally outperformed their higher-rated counterparts. Such trends are evident as we highlight some of the Funds’ strongest- and weakest-performing securities over the 12 months.

In both Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, for example, the strongest-performing holding consisted of charter school bonds for Stride Academy, which gained more than 23%. Both Funds, along with Delaware Tax-Free Minnesota Intermediate Fund, also benefited from an education bond issue of Academia Cesar Chavez Charter School, which returned more than 17%. Both issues benefited from relatively long maturities and lower credit ratings. The Chavez Charter School bonds also benefited from improvements in the school’s academic performance following a probationary period.

Another leading performer in Delaware Tax-Free Minnesota Intermediate Fund consisted of bonds for Maple Grove Hospital, which gained close to 14% for the Fund’s fiscal year, reflecting the bonds’ relatively longer maturity and lower credit quality.

Not surprisingly, many of the weakest individual performers across the Funds were bonds with short call or maturity dates, high credit quality, or both. In Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund, for example, the lowest-returning holdings were issues of Allina Health, whose return of less than 2% was emblematic of the securities’ short call dates.

Meanwhile, pre-refunded bonds of the Dakota and Washington Counties Housing and Redevelopment Authority of the City of Anoka returned less than 2% for Delaware Tax-Free Minnesota Fund. As these short-duration, high-quality bonds prepared to hit their maturity date at fiscal year end, we were not disappointed to see them go in light of their high coupon. A similar issue underperformed in Delaware Tax-Free Minnesota Intermediate Fund, also returning less than 2%.

The lowest-returning holdings for Delaware Minnesota High-Yield Municipal Bond Fund were a couple of pre-refunded bonds, including issues of the University of St. Thomas and Samaritan Bethany. Both bonds returned less than 2% for the Fund for the fiscal year.

Minnesota economic backdrop

Minnesota is supported by a diverse economy with employment anchored by the manufacturing, real estate, and healthcare and social services sectors. Other relevant notes:

●	Nonfarm employment remained flat year over year and totaled 3.0 million in July 2019, while the July unemployment rate was 3.4%, stronger than the national average of 3.7%.

●	Per capita personal income has consistently remained above the national average and was 8% above the national average for the most recent estimate.

●	General Fund net receipts collected during fiscal year 2019 are projected to total $23.4 billion, which would be 2.8% above projections and 6.2% above the prior fiscal year.

●	Net income tax collections for fiscal year 2019 are expected to be 3.8% higher than projections, while sales tax receipts are expected to be 1.2% above the forecast.

●	The state’s rainy-day fund has grown to nearly $2.5 billion as of fiscal year end 2019. The biennial budget for fiscal years 2020 and 2021 totals $48.5 billion, a 6.5% increase from the previous biennial budget, with a projected deficit of $315 million.

Sources: bls.gov, bea.gov, ncsl.org, Minnesota Management and Budget.

Performance summaries
Delaware Tax-Free Minnesota Fund	August 31, 2019

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance1, [2]	Average annual total returns through August 31, 2019
	1 year	5 years	10 years	Lifetime
Class A (Est. Feb. 27, 1984)
Excluding sales charge	+7.54%	+3.33%	+4.22%	+6.19%
Including sales charge	+2.72%	+2.37%	+3.75%	+6.05%
Class C (Est. May 4, 1994)
Excluding sales charge	+6.73%	+2.56%	+3.44%	+4.07%
Including sales charge	+5.73%	+2.56%	+3.44%	+4.07%
Institutional Class (Est. Dec. 31, 2013)
Excluding sales charge	+7.81%	+3.60%	n/a	+4.54%
Including sales charge	+7.81%	+3.60%	n/a	+4.54%
Bloomberg Barclays Municipal Bond Index	+8.72%	+3.85%	+4.62%	+4.71%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 7. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual 12b-1 fee of 0.25% of average daily net assets.

Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 0.60% of the Fund’s average daily net assets during the period from Sept. 1, 2018 to Aug. 31, 2019.** Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses	0.94%	1.69%	0.69%
(without fee waivers)
Net expenses	0.85%	1.60%	0.60%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

**The aggregate contractual waiver period covering this report is from Dec. 29, 2017 through Dec. 28, 2019.

Performance summaries

Delaware Tax-Free Minnesota Fund

Performance of a $10,000 investment1

Class A shares

Average annual total returns from Aug. 31, 2009 through Aug. 31, 2019

Institutional Class shares

Average annual total returns from Dec. 31, 2013 (inception date) through Aug. 31, 2019

1 The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2009, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of Aug. 31, 2009.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on Dec. 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of Dec. 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 7. Please note additional details on pages 6 through 9.

The Bloomberg Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DEFFX	928918101
Class C	DMOCX	928918408
Institutional Class	DMNIX	928918705

Performance summaries
Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2019

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance1, [2]	Average annual total returns through August 31, 2019
	1 year	5 years	10 years	Lifetime
Class A (Est. Oct. 27, 1985)
Excluding sales charge	+7.00%	+2.89%	+3.55%	+4.73%
Including sales charge	+4.02%	+2.32%	+3.26%	+4.64%
Class C (Est. May 4, 1994)
Excluding sales charge	+6.09%	+2.00%	+2.68%	+3.31%
Including sales charge	+5.09%	+2.00%	+2.68%	+3.31%
Institutional Class (Est. Dec. 31, 2013)
Excluding sales charge	+7.06%	+3.02%	n/a	+3.70%
Including sales charge	+7.06%	+3.02%	n/a	+3.70%
Bloomberg Barclays 3–15 Year Blend Municipal Bond Index	+8.16%	+3.42%	+4.15%	+4.06%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 11. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 2.75%, and have an annual 12b-1 fee of 0.25% of average daily net assets. This fee was contractually limited to 0.15% of average daily net assets from Sept. 1, 2018 through Aug. 31, 2019.** Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 0.56% of the Fund’s average daily net assets during the period from Sept. 1, 2018 to Aug. 31, 2019.*** Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses	1.00%	1.75%	0.75%
(without fee waivers)
Net expenses	0.71%	1.56%	0.56%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

**The aggregate contractual waiver period covering this report is from Dec. 29, 2017 through Dec. 28, 2019.

*** The aggregate contractual waiver period covering this report is from April 1, 2018 through Dec. 28, 2019.

Performance summaries

Delaware Tax-Free Minnesota Intermediate Fund

Performance of a $10,000 investment1

Class A shares

Average annual total returns from Aug. 31, 2009 through Aug. 31, 2019

Institutional Class shares

Average annual total returns from Dec. 31, 2013 (inception date) through Aug. 31, 2019

1 The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2009, and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays 3–15 Year Blend Municipal Bond Index as of Aug. 31, 2009.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on Dec. 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays 3–15 Year Blend Municipal Bond Index as of Dec. 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 11. Please note additional details on pages 10 through 13.

The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index measures the total return performance of investment grade, US tax-exempt bonds with maturities from 2 to 17 years.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DXCCX	928930106
Class C	DVSCX	928930205
Institutional Class	DMIIX	92910U109

Performance summaries
Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2019

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance1, [2]	Average annual total returns through August 31, 2019
	1 year	5 years	10 years	Lifetime
Class A (Est. June 4, 1996)
Excluding sales charge	+8.33%	+3.84%	+4.89%	+5.10%
Including sales charge	+3.48%	+2.90%	+4.40%	+4.89%
Class C (Est. June 7, 1996)
Excluding sales charge	+7.51%	+3.07%	+4.10%	+4.32%
Including sales charge	+6.51%	+3.07%	+4.10%	+4.32%
Institutional Class (Est. Dec. 31, 2013)
Excluding sales charge	+8.50%	+4.09%	n/a	+5.05%
Including sales charge	+8.50%	+4.09%	n/a	+5.05%
Bloomberg Barclays Municipal Bond Index	+8.72%	+3.85%	+4.62%	+4.71%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 15. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual 12b-1 fee of 0.25% of average daily net assets.

Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 0.64% of the Fund’s average daily net assets during the period from Sept. 1, 2018 to Aug. 31, 2019.** Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses	0.99%	1.74%	0.74%
(without fee waivers)
Net expenses	0.89%	1.64%	0.64%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

**The aggregate contractual waiver period covering this report is from Dec. 29, 2017 through Dec. 28, 2019.

Performance summaries

Delaware Minnesota High-Yield Municipal Bond Fund

Performance of a $10,000 investment1

Class A shares

Average annual total returns from Aug. 31, 2009 through Aug. 31, 2019

Institutional Class shares

Average annual total returns from Dec. 31, 2013 (inception date) through Aug. 31, 2019

1 The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2009, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of Aug. 31, 2009.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on Dec. 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of Dec. 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 15. Please note additional details on pages 14 through 17.

The Bloomberg Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DVMHX	928928316
Class C	DVMMX	928928282
Institutional Class	DMHIX	928928175

Disclosure of Fund expenses

For the six-month period from March 1, 2019 to August 31, 2019 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2019 to Aug. 31, 2019.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Delaware Tax-Free Minnesota Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/19	Ending Account Value 8/31/19	Annualized Expense Ratio	Expenses Paid During Period 3/1/19 to 8/31/19*
Actual Fund return†
Class A	$1,000.00	$1,058.60	0.85%	$4.41
Class C	1,000.00	1,054.50	1.60%	8.29
Institutional Class	1,000.00	1,060.80	0.60%	3.12

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.92	0.85%	$4.33
Class C	1,000.00	1,017.14	1.60%	8.13
Institutional Class	1,000.00	1,022.18	0.60%	3.06

Delaware Tax-Free Minnesota Intermediate Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/19	Ending Account Value 8/31/19	Annualized Expense Ratio	Expenses Paid During Period 3/1/19 to 8/31/19*
Actual Fund return†
Class A	$1,000.00	$1,051.50	0.71%	$3.67
Class C	1,000.00	1,047.00	1.56%	8.05
Institutional Class	1,000.00	1,052.30	0.56%	2.90
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.63	0.71%	$3.62
Class C	1,000.00	1,017.34	1.56%	7.93
Institutional Class	1,000.00	1,022.38	0.56%	2.85

Disclosure of Fund expenses

For the six-month period from March 1, 2019 to August 31, 2019 (Unaudited)

Delaware Minnesota High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/19	Ending Account Value 8/31/19	Annualized Expense Ratio	Expenses Paid During Period 3/1/19 to 8/31/19*
Actual Fund return†
Class A	$1,000.00	$1,066.00	0.89%	$4.63
Class C	1,000.00	1,061.90	1.64%	8.52
Institutional Class	1,000.00	1,067.30	0.64%	3.33
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.72	0.89%	$4.53
Class C	1,000.00	1,016.94	1.64%	8.34
Institutional Class	1,000.00	1,021.98	0.64%	3.26

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

† Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state / territory allocations

Delaware Tax-Free Minnesota Fund	As of August 31, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	103.05%
Corporate Revenue Bond	0.62%
Education Revenue Bonds	18.51%
Electric Revenue Bonds	9.51%
Healthcare Revenue Bonds	27.75%
Housing Revenue Bonds	0.41%
Lease Revenue Bonds	2.79%
Local General Obligation Bonds	9.79%
Pre-Refunded/Escrowed to Maturity Bonds	7.78%
Special Tax Revenue Bonds	3.03%
State General Obligation Bonds	12.44%
Transportation Revenue Bonds	7.35%
Water & Sewer Revenue Bonds	3.07%
Short-Term Investments	1.53%
Total Value of Securities	104.58%
Liabilities Net of Receivables and Other Assets	(4.58%)
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Minnesota Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.38%
Minnesota	101.78%
Puerto Rico	2.06%
US Virgin Islands	0.36%
Total Value of Securities	104.58%

Security type / sector / state / territory allocations

Delaware Tax-Free Minnesota Intermediate Fund	As of August 31, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.85%
Corporate Revenue Bond	0.32%
Education Revenue Bonds	15.20%
Electric Revenue Bonds	10.09%
Healthcare Revenue Bonds	31.14%
Housing Revenue Bond	0.38%
Lease Revenue Bonds	5.19%
Local General Obligation Bonds	7.39%
Pre-Refunded/Escrowed to Maturity Bonds	7.08%
Special Tax Revenue Bonds	2.26%
State General Obligation Bonds	9.08%
Transportation Revenue Bonds	8.04%
Water & Sewer Revenue Bonds	1.68%
Short-Term Investments	2.16%
Total Value of Securities	100.01%
Liabilities Net of Receivables and Other Assets	(0.01%)
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Minnesota Intermediate Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Minnesota	98.48%
Puerto Rico	1.53%
Total Value of Securities	100.01%

Security type / sector / state / territory allocations

Delaware Minnesota High-Yield Municipal Bond Fund	As of August 31, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.96%
Corporate Revenue Bond	0.98%
Education Revenue Bonds	19.80%
Electric Revenue Bonds	7.78%
Healthcare Revenue Bonds	33.97%
Housing Revenue Bonds	1.81%
Lease Revenue Bonds	2.39%
Local General Obligation Bonds	7.50%
Pre-Refunded/Escrowed to Maturity Bonds	5.38%
Special Tax Revenue Bonds	5.02%
State General Obligation Bonds	8.43%
Transportation Revenue Bonds	4.40%
Water & Sewer Revenue Bonds	1.50%
Short-Term Investments	1.59%
Total Value of Securities	100.55%
Liabilities Net of Receivables and Other Assets	(0.55%)
Total Net Assets	100.00%

* As of the date of this report, Delaware Minnesota High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.34%
Minnesota	96.22%
Puerto Rico	3.99%
Total Value of Securities	100.55%

Schedules of Investments

Delaware Tax-Free Minnesota Fund	August 31, 2019

	Principal amount°	Value (US $)
Municipal Bonds – 103.05%
Corporate Revenue Bond – 0.62%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT)#	3,565,000	$3,621,149

		3,621,149

Education Revenue Bonds – 18.51%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	906,175
Series A 4.25% 7/1/47	1,550,000	1,652,021
Series A 4.375% 7/1/52	400,000	428,412
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,348,976
Series A 5.00% 3/1/39	385,000	395,969
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	268,457
Series A 5.00% 7/1/45	1,390,000	1,470,995
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	2,000,000	2,199,960
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	778,281
Series A 5.00% 11/1/48	2,800,000	3,075,604
Duluth Independent School District No. 709 Certificates of Participation
Series B 5.00% 2/1/28	350,000	441,529
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	445,808
Series A 5.375% 8/1/50	1,690,000	1,889,217
Series A 5.50% 8/1/36	580,000	625,808
Series A 5.75% 8/1/44	1,190,000	1,283,177
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	819,950
Series A 5.00% 7/1/47	2,290,000	2,426,873
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	619,620
Series A 5.00% 7/1/44	1,770,000	1,869,934

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	885,000	$970,845
Series A 5.00% 7/1/47	2,300,000	2,469,441
Minneapolis Student Housing Revenue (Riverton Community Housing Project)
5.25% 8/1/39	470,000	506,345
5.50% 8/1/49	2,260,000	2,449,433
Minnesota Colleges & Universities Revenue Fund Series A 5.00% 10/1/26	4,990,000	6,271,681
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	1,375,000	1,639,124
5.00% 5/1/37	1,250,000	1,469,563
5.00% 5/1/47	250,000	289,045
(Carleton College)
4.00% 3/1/35	1,000,000	1,146,610
4.00% 3/1/36	415,000	474,648
5.00% 3/1/44	2,085,000	2,534,463
(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	1,067,150
(College of St. Scholastica)
4.00% 12/1/29	280,000	330,663
4.00% 12/1/30	290,000	339,425
4.00% 12/1/33	500,000	571,820
4.00% 12/1/34	500,000	569,220
4.00% 12/1/40	1,200,000	1,347,072
(Gustavus Adolphus College) 5.00% 10/1/47	5,600,000	6,625,696
(St. Catherine University)
Series A 4.00% 10/1/36	925,000	1,017,111
Series A 5.00% 10/1/35	875,000	1,058,339
Series A 5.00% 10/1/45	2,120,000	2,512,645
(St. John’s University)
Series 8-I 5.00% 10/1/32	500,000	592,970
Series 8-I 5.00% 10/1/33	250,000	295,825
(St. Olaf College)
Series 8-G 5.00% 12/1/31	670,000	804,824
Series 8-G 5.00% 12/1/32	670,000	803,719
Series 8-N 4.00% 10/1/35	500,000	568,315
(St. Scholastica College) Series 7-J 6.30% 12/1/40	1,800,000	1,822,446
(Trustees of The Hamline University)
Series B 5.00% 10/1/37	955,000	1,101,841

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(Trustees of The Hamline University)
Series B 5.00% 10/1/38	1,000,000	$1,150,760
Series B 5.00% 10/1/39	170,000	195,362
Series B 5.00% 10/1/40	625,000	716,881
Series B 5.00% 10/1/47	1,060,000	1,207,064
(University of St. Thomas)
4.00% 10/1/36	700,000	822,815
4.00% 10/1/37	750,000	878,347
4.00% 10/1/44	1,255,000	1,439,949
5.00% 10/1/40	500,000	630,375
Series 8-L 5.00% 4/1/35	1,250,000	1,494,813
Series A 4.00% 10/1/34	400,000	456,012
Series A 4.00% 10/1/36	500,000	567,740
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	555,682
Series A 5.00% 9/1/44	1,165,000	1,226,931
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	2,855,000	3,022,360
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	875,000	598,824
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,945,000	2,066,990
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	300,000	323,544
Series A 144A 5.50% 7/1/52 #	735,000	795,571
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	500,000	531,695
Series A 4.125% 9/1/47	1,750,000	1,843,853
(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,440,000	1,550,275
University of Minnesota
Series A 5.00% 4/1/34	925,000	1,127,418
Series A 5.00% 9/1/34	2,625,000	3,307,343
Series A 5.00% 4/1/35	3,175,000	3,860,483
Series A 5.00% 4/1/36	2,650,000	3,215,086
Series A 5.00% 4/1/37	1,125,000	1,361,666
Series A 5.00% 9/1/40	1,560,000	1,936,459
Series A 5.00% 9/1/41	1,750,000	2,168,967

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Minnesota
Series A 5.00% 4/1/44	3,000,000	$3,813,420

		108,463,730

Electric Revenue Bonds – 9.51%
Chaska Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/30	1,150,000	1,377,987
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	1,114,160
5.00% 10/1/29	395,000	465,472
5.00% 10/1/30	500,000	587,990
5.00% 10/1/33	1,205,000	1,412,212
5.00% 10/1/47	2,000,000	2,387,780
Series A 5.00% 10/1/30	1,060,000	1,246,539
Series A 5.00% 10/1/34	750,000	878,400
Series A 5.00% 10/1/35	1,525,000	1,785,287
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/27	540,000	657,007
5.00% 1/1/28	350,000	424,077
5.00% 1/1/28	210,000	261,101
5.00% 1/1/29	585,000	706,077
5.00% 1/1/29	220,000	272,334
5.00% 1/1/30	520,000	624,224
5.00% 1/1/31	200,000	244,602
5.00% 1/1/32	210,000	255,238
5.00% 1/1/35	160,000	192,610
5.00% 1/1/36	180,000	216,157
5.00% 1/1/41	400,000	476,016
Series A 5.00% 1/1/25	125,000	139,657
Series A 5.00% 1/1/26	425,000	473,658
Series A 5.00% 1/1/31	520,000	576,779
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	1,255,000	1,007,137
Series WW 5.00% 7/1/28 ‡	1,775,000	1,420,000
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	1,395,000	1,679,636
Series A 5.00% 12/1/47	2,265,000	2,718,272
Series B 5.00% 12/1/27	295,000	339,734
Series B 5.00% 12/1/28	275,000	315,719
Series B 5.00% 12/1/31	1,365,000	1,562,870
Series B 5.00% 12/1/33	300,000	344,742

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	1,310,000	$1,545,053
Series A 5.00% 1/1/42	1,500,000	1,840,710
Series A 5.00% 1/1/46	2,000,000	2,353,220
Series A 5.00% 1/1/47	3,130,000	3,832,967
Southern Minnesota Municipal Power Agency Revenue Capital Appreciation Series A 6.70% 1/1/25 (NATL)^	5,000,000	4,631,050
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	1,235,000	1,410,815
Series A 4.00% 10/1/31	885,000	1,002,740
Series A 4.00% 10/1/33	365,000	411,034
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/34	4,000,000	4,590,960
Series A 5.00% 1/1/40	3,935,000	4,495,462
Series A 5.00% 1/1/46	3,000,000	3,417,540

		55,695,025

Healthcare Revenue Bonds – 27.75%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	1,100,000	1,166,572
5.375% 11/1/34	320,000	349,024
Apple Valley Senior Housing Revenue
(PHS Apple Valley Senior Housing, Inc. - Orchard Path Project)
5.00% 9/1/43	465,000	505,241
5.00% 9/1/58	3,220,000	3,479,661
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,725,000	1,757,033
2nd Tier Series B 5.25% 1/1/37	510,000	532,950
4th Tier Series D 7.00% 1/1/37	1,665,000	1,721,510
4th Tier Series D 7.25% 1/1/52	2,500,000	2,606,100
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	2,350,000	2,490,225
Bethel Senior Housing Revenue
(The Lodge at The Lakes at Stillwater Project)
5.00% 6/1/38	450,000	479,885
5.00% 6/1/48	1,000,000	1,059,520
5.00% 6/1/53	600,000	633,552

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
4.00% 11/1/34	500,000	$572,460
4.00% 11/1/41	800,000	897,464
5.00% 11/1/26	500,000	581,495
Crookston Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	100,000	112,415
5.00% 5/1/44	1,500,000	1,663,260
5.00% 5/1/51	1,585,000	1,749,095
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	293,247
Series A 144A 5.00% 8/1/46 #	2,380,000	2,473,153
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	749,177
Series A 5.00% 4/1/40	705,000	723,048
Series A 5.00% 4/1/48	315,000	322,330
Duluth Economic Development Authority
(Essentia Health Obligated Group) Series A 5.00% 2/15/48	1,850,000	2,198,743
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	1,850,000	2,035,129
6.00% 6/15/39	3,570,000	3,961,201
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	526,995
4.00% 4/1/25	660,000	695,594
4.00% 4/1/31	60,000	62,795
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	694,643
5.75% 2/1/44	500,000	527,905
(St. John’s Lutheran Home of Albert Lea Project) 5.375% 10/1/44	575,000	601,829
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	2,216,940
5.00% 5/1/27	1,400,000	1,746,640
5.00% 5/1/29	1,000,000	1,232,540

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
5.00% 5/1/30	850,000	$1,042,746
5.00% 5/1/31	500,000	609,705
5.00% 5/1/32	500,000	607,015
(North Memorial Health Care)
5.00% 9/1/31	1,000,000	1,179,110
5.00% 9/1/32	1,000,000	1,175,600
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Incorporate Project) 5.00% 7/1/54	3,500,000	3,723,300
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	5,600,000	6,265,168
Series A 5.00% 11/15/33	500,000	595,145
Series A 5.00% 11/15/34	500,000	593,735
Series A 5.00% 11/15/44	1,000,000	1,170,140
Series A 5.00% 11/15/49	3,475,000	4,223,167
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	528,690
5.25% 11/1/45	1,950,000	2,055,846
5.375% 11/1/50	455,000	480,830
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/28	1,550,000	1,951,481
(Children’s Health Care) Series A 5.25% 8/15/35	2,085,000	2,160,665
Minnesota Agricultural & Economic Development Board Revenue
(Essenthia Health Obligated Group)
Series C-1 5.00% 2/15/30 (AGC)	5,725,000	5,808,471
Series C-1 5.25% 2/15/23 (AGC)	5,000,000	5,096,350
Series C-1 5.50% 2/15/25 (AGC)	5,120,000	5,218,560
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	445,355
Series A 5.00% 11/1/32	330,000	341,326
Series A 5.00% 11/1/42	1,250,000	1,291,000
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	2,980,000	3,271,951

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	4,515,000	$4,731,585
Series D Remarketing 5.00% 11/15/38	6,405,000	6,549,817
(Olmsted Medical Center Project)
5.00% 7/1/24	295,000	334,751
5.00% 7/1/33	650,000	718,380
5.875% 7/1/30	1,850,000	1,915,915
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,395,930
Series A 5.30% 9/1/37	1,200,000	1,317,792
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,399,329
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	991,549
5.00% 9/1/24	575,000	669,519
5.00% 9/1/25	750,000	874,365
5.00% 9/1/26	575,000	668,823
5.00% 9/1/27	405,000	469,804
5.00% 9/1/28	425,000	492,507
5.00% 9/1/29	425,000	491,313
5.00% 9/1/34	730,000	826,433
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	4,315,000	4,839,143
5.00% 5/1/48	5,090,000	6,287,321
Series A 4.00% 5/1/37	965,000	1,072,752
Series A 5.00% 5/1/46	3,715,000	4,383,849
Unrefunded Balance 5.125% 5/1/30	740,000	758,433
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A-1 Unrefunded Balance 5.25% 11/15/29	2,825,000	2,848,702
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,733,343
Series A 5.00% 11/15/47	1,560,000	1,884,012
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/29	2,200,000	2,609,882
Series A 5.00% 7/1/32	3,000,000	3,494,160
Series A 5.00% 7/1/33	1,260,000	1,461,411

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Project) 5.125% 5/1/48	3,100,000	$3,195,077
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	500,295
Series A 5.375% 5/1/43	500,000	500,150
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/36	500,000	518,485
4.00% 8/1/44	800,000	833,320
5.00% 8/1/49	1,000,000	1,106,450
5.00% 8/1/54	875,000	966,026
West St. Paul Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	261,475
4.75% 11/1/52	750,000	790,020
Winona Health Care Facilities Revenue
(Winona Health Obligation Group)
4.50% 7/1/25	850,000	882,496
4.65% 7/1/26	540,000	561,913
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	536,100
5.125% 12/1/44	1,605,000	1,703,547
5.25% 12/1/49	750,000	798,630

		162,629,531

Housing Revenue Bonds – 0.41%
Minnesota Housing Finance Agency Homeownership Finance (Mortgage-Backed Securities Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	965,000	976,831
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,330,000	1,428,979

		2,405,810

Lease Revenue Bonds – 2.79%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	1,417,963
Series A 5.00% 6/1/43	3,835,000	4,341,680
Series B 5.00% 3/1/28	2,500,000	2,731,575

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Minnesota Housing Finance Agency
(State Appropriation – Housing Infrastructure)
Series C 5.00% 8/1/34	1,565,000	$1,829,047
Series C 5.00% 8/1/35	1,645,000	1,919,962
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research Facilities Funding Project)
Series A 5.00% 8/1/35	3,960,000	4,093,294

		16,333,521

Local General Obligation Bonds – 9.79%
Brainerd Independent School District No. 181
(School Building)
Series A 4.00% 2/1/38	1,500,000	1,692,720
Series A 4.00% 2/1/43	3,500,000	3,911,390
Burnsville-Eagan-Savage Independent School District No. 191
(Alternative Facilities)
Series A 4.00% 2/1/28	920,000	1,040,814
Series A 4.00% 2/1/29	1,800,000	2,033,226
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/27	1,905,000	2,351,227
Duluth
(DECC Improvement)
Series A 5.00% 2/1/32	1,000,000	1,212,030
Series A 5.00% 2/1/33	3,585,000	4,336,846
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	160,000	181,293
Series A 4.00% 2/1/28	1,250,000	1,413,675
Hennepin County
Series A 5.00% 12/1/26	1,885,000	2,398,022
Series A 5.00% 12/1/36	940,000	1,163,513
Series A 5.00% 12/1/37	2,850,000	3,597,527
Series A 5.00% 12/1/37	2,645,000	3,265,411
Series A 5.00% 12/1/38	3,310,000	4,168,548
Series B 5.00% 12/1/30	1,000,000	1,256,670
Series B 5.00% 12/15/39	5,000,000	6,426,350
Series C 5.00% 12/1/28	1,500,000	1,999,320
Series C 5.00% 12/1/30	1,245,000	1,564,554
Series C 5.00% 12/1/37	3,000,000	3,703,680
Mounds View Independent School District No. 621
(Minnesota School District Credit Enhancement
Program) Series A 4.00% 2/1/43	3,000,000	3,348,270

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Mountain Iron-Buhl Independent School District No. 712
(School Building) Series A 4.00% 2/1/26	1,315,000	$1,540,128
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	1,865,000	2,299,265
Wayzata Independent School District No. 284
Series A 5.00% 2/1/28	1,950,000	2,480,810

		57,385,289

Pre-Refunded/Escrowed to Maturity Bonds – 7.78%
Anoka Health Care Facilities Revenue
(The Homestead at Anoka Project) Series A 7.00% 11/1/40-19§	1,000,000	1,019,090
Dakota & Washington Counties Housing & Redevelopment Authority Single Family Residential Mortgage Revenue
(City of Anoka) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	9,000,000
(City of Bloomington)
Series B 8.375% 9/1/21 (GNMA) (AMT)	14,115,000	15,970,276
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/23-22§	350,000	389,805
Series 7-Q 5.00% 10/1/24-22§	475,000	529,022
Series 7-Q 5.00% 10/1/27-22§	200,000	222,746
Rochester Healthcare & Housing Revenue
(Samaritan Bethany Project) Series A 7.375% 12/1/41-19§	5,220,000	5,297,256
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	910,000	1,114,695
Series A 5.00% 11/15/30-25§	670,000	820,710
University of Minnesota
Series A 5.25% 12/1/29-20§	1,850,000	1,945,331
Series A 5.50% 7/1/21	8,795,000	9,281,276

		45,590,207

Special Tax Revenue Bonds – 3.03%
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 6.00% 12/1/40	3,000,000	3,174,090
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/30	250,000	279,190
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.375% 7/1/46 ^	11,323,000	3,040,678

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.625% 7/1/51 ^	12,906,000	$2,508,152
(Restructured)
Series A-1 4.75% 7/1/53	3,143,000	3,230,407
Series A-1 5.00% 7/1/58	835,000	872,709
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	771,878
Series G 5.00% 11/1/31	1,500,000	1,760,760
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	2,000,000	2,130,480

		17,768,344

State General Obligation Bonds – 12.44%
Minnesota
Series A Unrefunded Balance 5.00% 10/1/24	4,555,000	4,922,133
Series A Unrefunded Balance 5.00% 10/1/27	5,200,000	5,610,176
(State Trunk Highway)
Series B 5.00% 10/1/29	5,000,000	5,386,900
Series E 5.00% 10/1/26	3,395,000	4,298,579
(Various Purposes)
Series A 5.00% 8/1/25	5,545,000	6,589,013
Series A 5.00% 8/1/27	7,840,000	9,582,989
Series A 5.00% 8/1/29	2,500,000	3,040,425
Series A 5.00% 8/1/30	4,200,000	4,937,940
Series A 5.00% 8/1/32	3,875,000	4,541,733
Series A 5.00% 8/1/33	2,075,000	2,693,599
Series A 5.00% 10/1/33	1,000,000	1,271,250
Series A 5.00% 8/1/35	2,975,000	3,837,780
Series A 5.00% 8/1/38	3,450,000	4,412,515
Series A Unrefunded Balance 4.00% 8/1/27	955,000	1,027,007
Series D 5.00% 8/1/26	6,000,000	7,563,780
Series D 5.00% 8/1/27	2,525,000	3,174,001

		72,889,820

Transportation Revenue Bonds – 7.35%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
(Senior)
Series A 5.00% 1/1/28	1,250,000	1,265,750
Series C 5.00% 1/1/29	350,000	438,211
Series C 5.00% 1/1/33	850,000	1,045,899
Series C 5.00% 1/1/36	600,000	732,390
Series C 5.00% 1/1/41	600,000	724,398

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
(Senior)
Series C 5.00% 1/1/46	1,595,000	$1,913,266
(Subordinate)
Series A 5.00% 1/1/35	1,000,000	1,138,250
Series A 5.00% 1/1/44	3,000,000	3,763,950
Series A 5.00% 1/1/49	5,000,000	6,229,000
Series B 5.00% 1/1/26	575,000	626,003
Series B 5.00% 1/1/27	1,160,000	1,261,210
Series B 5.00% 1/1/28	2,750,000	2,986,637
Series B 5.00% 1/1/29	120,000	130,152
Series B 5.00% 1/1/30	1,675,000	1,813,489
Series B 5.00% 1/1/31	1,750,000	1,891,347
Series B 5.00% 1/1/44 (AMT)	5,095,000	6,301,292
Series B 5.00% 1/1/49 (AMT)	6,150,000	7,570,650
St. Paul Port Authority Revenue
(Amherst H. Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	3,254,528

		43,086,422

Water & Sewer Revenue Bonds – 3.07%
Guam Government Waterworks Authority 5.00% 7/1/40	1,930,000	2,243,278
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis-St. Paul Metropolitan Area)
Series B 4.00% 9/1/27	2,400,000	2,609,640
Series B 5.00% 9/1/25	2,000,000	2,229,700
Series C 4.00% 3/1/31	3,120,000	3,686,498
Series C 4.00% 3/1/32	3,225,000	3,792,213
Series E 5.00% 9/1/23	2,000,000	2,230,320
Minnesota Public Facilities Authority Series B 4.00% 3/1/26	1,000,000	1,181,450

		17,973,099

Total Municipal Bonds (cost $568,514,354)		603,841,947

	Principal amount°	Value (US $)
Short-Term Investments – 1.53%
Variable Rate Demand Notes – 1.53%¤
Minneapolis Health Care System Revenue (Fairview Health Services)
Series C 1.37% 11/15/48 (LOC – Wells Fargo Bank N.A.)	3,825,000	$3,825,000
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series B-2 1.37% 11/15/35
(LOC – JPMorgan Chase Bank N.A.)	2,950,000	2,950,000
(Children’s Hospitals and Clinics)
Series A 0.75% 8/15/34 (AGM) (SPA - US Bank N.A.)	1,000,000	1,000,000
Series A-2 0.75% 8/15/37 (AGM) (SPA - US Bank N.A.)	1,000,000	1,000,000
Series B 0.74% 8/15/25 (AGM) (SPA - US Bank N.A.)	200,000	200,000

Total Short-Term Investments (cost $8,975,000)		8,975,000

Total Value of Securities – 104.58% (cost $577,489,354)		$612,816,947

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2019, the aggregate value of Rule 144A securities was $10,529,024, which represents 1.80% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Aug. 31, 2019.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Schedules of investments

Delaware Tax-Free Minnesota Fund

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FHLMC – Federal Home Loan Mortgage Corporation collateral

FNMA – Federal National Mortgage Association collateral

GNMA – Government National Mortgage Association collateral

LOC – Letter of Credit

N.A. – National Association

NATL – Insured by National Public Finance Guarantee Corporation

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2019

	Principal amount°	Value (US $)
Municipal Bonds – 97.85%
Corporate Revenue Bond – 0.32%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT)#	255,000	$259,016

		259,016

Education Revenue Bonds – 15.20%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.00% 7/1/32	425,000	458,481
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/34	485,000	504,094
Cologne Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/29	305,000	332,057
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project) Series A 5.00% 11/1/38	400,000	444,732
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project) Series A 5.50% 8/1/36	420,000	453,172
Hugo Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/29	530,000	572,071
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project) Series A 5.00% 7/1/31	500,000	548,500
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	525,000	565,598
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/32	525,000	625,847
(Gustavus Adolphus College) 5.00% 10/1/34	435,000	528,416
5.00% 10/1/35	555,000	671,905
(St. Catherine University) Series A 5.00% 10/1/35	565,000	683,384
(St. John’s University) Series 8-I 5.00% 10/1/31	130,000	154,222
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	150,154
Series 8-G 5.00% 12/1/32	125,000	149,947
(St. Scholastica College) Series H 5.125% 12/1/30	1,000,000	1,009,640
(University of St. Thomas)
4.00% 10/1/36	300,000	352,635
5.00% 10/1/34	350,000	449,239
5.00% 10/1/35	750,000	959,505
Series 7-U 4.00% 4/1/26	1,400,000	1,531,194
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	325,000	344,051

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	340,000	$361,325
(Great River School Project) Series A 144A 5.25% 7/1/33 #	140,000	153,423
(Twin Cities Academy Project) Series A 5.30% 7/1/45	260,000	279,911

		12,283,503

Electric Revenue Bonds – 10.09%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/21	1,095,000	1,151,152
Series E 5.00% 1/1/23	1,000,000	1,085,670
Chaska Electric Revenue
Series A 5.00% 10/1/28	250,000	302,147
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	589,205
Series A 5.00% 10/1/30	240,000	282,235
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/29	150,000	181,045
5.00% 1/1/30	235,000	289,111
5.00% 1/1/31	350,000	417,970
Series A 5.00% 1/1/25	200,000	223,452
Rochester Electric Utility Revenue
Series A 5.00% 12/1/28	300,000	376,326
Series A 5.00% 12/1/29	500,000	624,975
Series A 5.00% 12/1/31	575,000	710,413
St. Paul Housing & Redevelopment Energy Revenue Series A 4.00% 10/1/30	425,000	485,503
Western Minnesota Municipal Power Agency Revenue Series A 5.00% 1/1/33	1,250,000	1,435,538

		8,154,742

Healthcare Revenue Bonds – 31.14%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.375% 11/1/34	270,000	294,489
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
3rd Tier Series C 4.25% 1/1/27	500,000	492,245
3rd Tier Series C 5.00% 1/1/32	420,000	420,882

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter Communities Project) Series A 5.50% 12/1/48	250,000	$264,917
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project) 5.00% 6/1/38	250,000	266,603
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project) 5.00% 11/1/24	600,000	701,442
Crookston Health Care Facilities Revenue
(RiverView Health Project) 5.00% 5/1/38	400,000	449,660
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/36 #	480,000	502,709
Duluth Economic Development Authority
(Essentia Health Obligated Group) Series A 5.00% 2/15/37	750,000	906,630
(St. Luke’s Hospital of Duluth Obligated Group) 5.75% 6/15/32	750,000	825,053
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/26	270,000	284,191
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 4.25% 8/1/24	568,334	588,169
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	500,000	554,235
5.00% 5/1/28	1,000,000	1,237,140
(North Memorial Health Care) 5.00% 9/1/31	320,000	377,315
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	595,145
Series A 5.00% 11/15/34	500,000	593,735
Series A 5.00% 11/15/49	1,000,000	1,215,300
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.00% 11/1/35	530,000	560,411
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/27	1,205,000	1,520,818
(Children’s Health Care) Series A 5.25% 8/15/25	1,000,000	1,036,380

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minnesota Agricultural & Economic Development Board Revenue
(Essenthia Health Obligated Group) Series C-1 5.50% 2/15/25 (AGC)	2,500,000	$2,548,125
Rochester Health Care Facilities Revenue
(Mayo Clinic) Series C 4.50% 11/15/38 •	925,000	990,296
(Olmsted Medical Center Project) 5.125% 7/1/20	220,000	227,231
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A 5.00% 9/1/21	1,050,000	1,121,631
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	596,011
St. Cloud Health Care Revenue
(Centracare Health System Project) 5.00% 5/1/48	810,000	1,000,536
Unrefunded Balance 5.125% 5/1/30	360,000	368,968
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Unrefunded Balance Series A-2 5.25% 11/15/28	975,000	983,346
(Fairview Health Services) Series A 5.00% 11/15/47	275,000	332,118
(HealthPartners Obligated Group Project)
5.00% 7/1/32	1,000,000	1,164,720
5.00% 7/1/33	200,000	231,970
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Project) 5.00% 5/1/33	500,000	524,470
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
5.00% 8/1/34	125,000	140,569
5.00% 8/1/35	150,000	168,312
West St. Paul, Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project) 5.00% 11/1/37	500,000	542,070
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.00% 12/1/34	500,000	536,100

		25,163,942

Housing Revenue Bond – 0.38%
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	285,000	306,210

		306,210

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds – 5.19%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	$1,247,807
Series A 5.00% 6/1/43	715,000	809,466
Series B 5.00% 3/1/27	1,000,000	1,093,400
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio Project) 5.00% 12/1/25	1,000,000	1,042,080

		4,192,753

Local General Obligation Bonds – 7.39%
Duluth Independent School District No. 709
Series A 4.00% 2/1/28	250,000	282,735
Hennepin County
Series A 5.00% 12/1/36	1,500,000	1,856,670
Series A 5.00% 12/1/38	1,055,000	1,328,646
Series C 5.00% 12/1/30	1,500,000	1,885,005
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	500,000	616,425

		5,969,481

Pre-Refunded/Escrowed to Maturity Bonds – 7.08%
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project) Series B 6.875% 11/1/34-19§	750,000	764,213
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	473,335
Rochester Healthcare & Housing Revenue
(Samaritan Bethany Project) Series A 6.875% 12/1/29-19§	950,000	963,015
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28-19§	1,025,000	1,033,313
St. Paul Housing & Redevelopment Authority Hospital Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	165,000	202,115
Series A 5.00% 11/15/30-25§	120,000	146,993
University of Minnesota
Series A 5.00% 12/1/23-20§	1,000,000	1,048,460
Series D 5.00% 12/1/26-21§	1,000,000	1,087,040

		5,718,484

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds – 2.26%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/27	100,000	$113,210
Puerto Rico Sales Tax Financing Revenue (Restructured)
Series A1 4.55% 7/1/40	830,000	856,718
Series A-2 4.536% 7/1/53	378,000	384,131
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	400,000	473,804

		1,827,863

State General Obligation Bonds – 9.08%
Minnesota
Series A 5.00% 8/1/33	285,000	369,964
Series A 5.00% 8/1/34	1,000,000	1,293,910
Series D 5.00% 8/1/26	2,500,000	3,151,575
Series D 5.00% 8/1/27	1,500,000	1,885,545
Series E 5.00% 10/1/26	500,000	633,075

		7,334,069

Transportation Revenue Bonds – 8.04%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
(Senior) Series B 5.00% 1/1/22 (AMT)	1,000,000	1,002,690
(Subordinate)
Series B 5.00% 1/1/26	710,000	772,977
Series B 5.00% 1/1/31	750,000	810,577
Series B 5.00% 1/1/44 (AMT)	1,100,000	1,360,436
Series D 5.00% 1/1/22 (AMT)	1,000,000	1,012,000
St. Paul Housing & Redevelopment Authority
(Parking Enterprise)
Series A 4.00% 8/1/26	450,000	517,631
Series A 4.00% 8/1/27	545,000	622,995
Series A 4.00% 8/1/28	350,000	398,727

		6,498,033

Water & Sewer Revenue Bonds – 1.68%
Metropolitan Council General Obligation Wastewater Revenue (Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	565,000	667,587
Series C 4.00% 3/1/32	585,000	687,890

		1,355,477

Total Municipal Bonds (cost $74,495,308)		79,063,573

	Principal amount°	Value (US $)
Short-Term Investments – 2.16%
Variable Rate Demand Notes – 2.16%¤
Minneapolis Health Care System Revenue (Fairview Health Services)
Series C
1.37% 11/15/48 (LOC – Wells Fargo Bank N.A.)	500,000	$500,000
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series B-1 1.37% 11/15/35
(LOC – JPMorgan Chase Bank N.A.)	250,000	250,000
(Children’s Hospitals & Clinics) Series B 0.74% 8/15/25
(AGM) (SPA – US Bank N.A.)	1,000,000	1,000,000

Total Short-Term Investments (cost $1,750,000)		1,750,000

Total Value of Securities – 100.01% (cost $76,245,308)		$80,813,573

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2019, the aggregate value of Rule 144A securities was $1,259,199, which represents 1.56% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Aug. 31, 2019.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Aug. 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LOC – Letter of Credit

N.A. – National Association

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2019

	Principal amount°	Value (US $)
Municipal Bonds – 98.96%
Corporate Revenue Bond – 0.98%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT)#	1,920,000	$1,950,240

		1,950,240

Education Revenue Bonds – 19.80%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.00% 7/1/37	850,000	906,075
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/39	1,270,000	1,306,182
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	268,457
Series A 5.00% 7/1/45	230,000	243,402
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	1,000,000	1,099,980
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project) Series A 5.00% 11/1/48	1,000,000	1,098,430
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy)
Series A 5.375% 8/1/50	660,000	737,801
Series A 5.75% 8/1/44	585,000	630,805
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	251,880
Series A 5.00% 7/1/47	710,000	752,437
(Parnassus Preparatory School Project) Series A 5.00% 11/1/47	650,000	694,668
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	176,271
Series A 5.00% 7/1/44	495,000	522,948
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/36	1,000,000	1,085,260
Series A 5.00% 7/1/47	800,000	858,936
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
144A 4.75% 8/1/43 #	750,000	800,355
144A 5.00% 8/1/53 #	570,000	610,618
5.25% 8/1/39	800,000	861,864

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/47	1,500,000	$1,734,270
(Carleton College) 4.00% 3/1/37	635,000	724,332
(Gustavus Adolphus College) 5.00% 10/1/47	1,000,000	1,183,160
(Minneapolis College of Art & Design) 4.00% 5/1/24	250,000	268,527
4.00% 5/1/25	200,000	214,364
4.00% 5/1/26	100,000	107,019
(St. Catherine University)
Series A 4.00% 10/1/37	580,000	636,115
Series A 5.00% 10/1/45	670,000	794,091
(St. John’s University) Series 8-I 5.00% 10/1/34	215,000	253,945
(St. Olaf College)
Series 8-G 5.00% 12/1/31	205,000	246,252
Series 8-G 5.00% 12/1/32	205,000	245,914
Series 8-N 4.00% 10/1/34	800,000	910,424
Series 8-N 4.00% 10/1/35	590,000	670,612
(St. Scholastica College) Series H 5.125% 12/1/40	750,000	757,230
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	346,128
Series B 5.00% 10/1/39	770,000	884,876
(University of St. Thomas)
4.00% 10/1/41	1,000,000	1,159,340
4.00% 10/1/44	850,000	975,265
Series A 4.00% 10/1/35	400,000	455,380
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,435,000	1,511,285
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	770,000	815,137
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	750,000	513,277
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,750,000	1,859,760
(Great River School Project) Series A 144A 5.50% 7/1/52 #	265,000	286,839
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	500,000	559,045
Series A 6.00% 9/1/51	500,000	565,020

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,270,000	$1,350,505
Series A 4.125% 9/1/47	500,000	526,815
(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	1,616,640
University of Minnesota
Series A 5.00% 4/1/34	2,115,000	2,577,825
Series A 5.00% 9/1/40	900,000	1,117,188
Series A 5.00% 9/1/41	620,000	768,434

		39,541,383

Electric Revenue Bonds – 7.78%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project) 5.00% 1/1/42	1,500,000	1,620,150
Chaska Electric Revenue
Series A 5.00% 10/1/28	350,000	423,007
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	550,373
Series A 5.00% 12/1/26	360,000	401,184
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	194,877
5.00% 10/1/47	745,000	889,448
Series A 5.00% 10/1/28	500,000	590,150
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/26	500,000	611,525
5.00% 1/1/28	500,000	605,825
5.00% 1/1/29	470,000	567,276
5.00% 1/1/33	225,000	272,021
5.00% 1/1/34	200,000	241,262
Series A 5.00% 1/1/24	335,000	375,096
Puerto Rico Electric Power Authority
Series CCC 5.25% 7/1/27 ‡	410,000	329,025
Series WW 5.00% 7/1/28 ‡	585,000	468,000
Rochester Electric Utility Revenue
Series A 5.00% 12/1/34	450,000	551,052
Series A 5.00% 12/1/35	500,000	610,785
Series A 5.00% 12/1/36	520,000	633,682
Southern Minnesota Municipal Power Agency Revenue Series A 5.00% 1/1/41	400,000	471,772

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
St. Paul Housing & Redevelopment Energy Revenue Series A 4.00% 10/1/32	800,000	$901,624
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30	500,000	572,500
Series A 5.00% 1/1/33	750,000	861,323
Series A 5.00% 1/1/34	450,000	516,483
Series A 5.00% 1/1/40	2,000,000	2,284,860

		15,543,300

Healthcare Revenue Bonds – 33.97%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.125% 11/1/49	400,000	424,208
Anoka Housing & Redevelopment Authority Revenue
(Fridley Medical Center Project) Series A 6.875% 5/1/40	1,000,000	1,018,620
Apple Valley Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	880,421
5.00% 9/1/43	535,000	581,299
5.00% 9/1/58	1,175,000	1,269,752
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	560,000	570,399
4th Tier Series D 7.00% 1/1/37	515,000	532,479
4th Tier Series D 7.25% 1/1/52	1,500,000	1,563,660
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter Communities
Project) Series A 5.50% 12/1/48	1,280,000	1,356,378
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project) 5.25% 6/1/58	725,000	771,799
Brooklyn Center Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project) Series A 5.50% 11/1/35	750,000	778,057
City of West St. Paul Minnesota
(Walker Westwood Ridge Campus Project) 5.00% 11/1/49	1,500,000	1,603,035
Cloquet Housing Facilities
(HADC Cloquet Project) Series A 5.00% 8/1/48	850,000	867,629
Crookston Health Care Facilities Revenue
(Riverview Health Project) 5.00% 5/1/51	1,025,000	1,131,118
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/51 #	870,000	902,834

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	$343,800
Series A 5.00% 4/1/40	315,000	323,064
Series A 5.00% 4/1/48	185,000	189,305
Duluth Economic Development Authority
(Essentia Health Obligated Group) Series A 5.00% 2/15/48	590,000	701,221
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	750,000	825,053
6.00% 6/15/39	1,000,000	1,109,580
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/31	185,000	193,617
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 5.375% 8/1/34	750,000	789,367
(St. John’s Lutheran Home of Albert Lea Project) 5.375% 10/1/44	165,000	172,699
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	1,155,000	1,280,283
5.00% 5/1/26	1,300,000	1,588,184
5.00% 5/1/29	500,000	616,270
(North Memorial Health Care) 5.00% 9/1/30	610,000	722,679
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Incorporate Project) 5.00% 7/1/49	1,000,000	1,070,570
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	1,000,000	1,118,780
Series A 5.00% 11/15/33	1,200,000	1,428,348
Series A 5.00% 11/15/34	500,000	593,735
Series A 5.00% 11/15/44	1,000,000	1,170,140
Series A 5.00% 11/15/49	1,450,000	1,762,185
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.375% 11/1/50	1,700,000	1,796,509
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/29	415,000	519,862
Morris Health Care Facilities Revenue
(Farmington Health Services)
4.10% 8/1/44	500,000	504,430
4.20% 8/1/49	1,500,000	1,513,245

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Oakdale Senior Housing
(Oak Meadows Project) 5.00% 4/1/34	500,000	$509,535
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	188,036
Series A 6.875% 12/1/48	800,000	878,376
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	1,790,000	1,875,866
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	385,525
5.00% 7/1/27	245,000	276,159
5.00% 7/1/28	225,000	252,902
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A 5.25% 9/1/22	1,080,000	1,194,037
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	855,145
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	140,876
5.00% 9/1/34	105,000	118,871
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	250,000	280,367
5.00% 5/1/48	3,900,000	4,817,397
Unrefunded Balance 5.125% 5/1/30	15,000	15,374
Series A 4.00% 5/1/37	1,440,000	1,600,790
Series A 5.00% 5/1/46	2,000,000	2,360,080
St. Joseph Senior Housing & Healthcare Revenue
(Woodcrest Country Manor Project) 5.00% 7/1/55	1,000,000	1,058,540
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue (Fairview Health Services)
Series A 4.00% 11/15/43	645,000	719,594
Series A 5.00% 11/15/47	485,000	585,735
(HealthPartners Obligated Group Project)
Series A 4.00% 7/1/33	1,320,000	1,452,845
Series A 5.00% 7/1/29	1,000,000	1,186,310
Series A 5.00% 7/1/32	900,000	1,048,248
Series A 5.00% 7/1/33	1,540,000	1,786,169

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Project)
5.125% 5/1/48	1,700,000	$1,752,139
Series A 5.15% 11/1/42	775,000	782,145
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	1,000,300
Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28	1,825,000	1,825,858
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,545,615
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
4.00% 8/1/38	250,000	261,828
4.00% 8/1/39	400,000	417,916
4.00% 8/1/44	350,000	364,578
5.00% 8/1/54	350,000	386,411
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.25% 12/1/49	1,250,000	1,331,050

		67,839,231

Housing Revenue Bonds – 1.81%
Bethel Senior Housing Revenue
(Birchwood Landing at the Lakes at Stillwater Project) 5.00% 5/1/54	1,000,000	1,060,300
Minneapolis Multifamily Housing Revenue
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	310,000	310,688
Minneapolis – St. Paul Housing Finance Board Single Family Mortgage-Backed Securities Program
(City Living Project) Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (FHLMC) (AMT)	11,235	11,242
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series C 5.00% 8/1/33	100,000	116,994
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,369,885
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	750,667

		3,619,776

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds – 2.39%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	$1,985,147
Series A 5.00% 6/1/43	1,000,000	1,132,120
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series C 5.00% 8/1/32	1,415,000	1,657,007

		4,774,274

Local General Obligation Bonds – 7.50%
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/28	1,000,000	1,229,870
Duluth General Obligation Entertainment Convention Center Improvement
Series A 5.00% 2/1/34	1,000,000	1,207,250
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	440,000	498,555
Series A 4.20% 3/1/34	750,000	806,857
Foley Independent School District No. 51
(School Building) Series A 5.00% 2/1/21	1,105,000	1,108,326
Hennepin County
Series A 5.00% 12/1/26	750,000	954,120
Series A 5.00% 12/1/37	910,000	1,148,684
Series C 5.00% 12/1/37	2,500,000	3,086,400
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,195,230
Series A 5.00% 2/1/29	1,000,000	1,194,070
Series A 5.00% 2/1/30	445,000	531,103
Series A 5.00% 2/1/31	1,000,000	1,192,920
Wayzata Independent School District No. 284
(School Building) Series A 5.00% 2/1/28	650,000	826,937

		14,980,322

Pre-Refunded/Escrowed to Maturity Bonds – 5.38%
Anoka Health Care Facilities Revenue
(The Homestead at Anoka Project) Series A 7.00% 11/1/46-19§	1,650,000	1,681,499
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/43-23§	500,000	581,765
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/25-22§	325,000	361,962
Series 7-Q 5.00% 10/1/26-22§	280,000	311,844
(University of St. Thomas) Series 7-A 5.00% 10/1/39-19§	1,000,000	1,002,900

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45-20§	1,500,000	$1,578,195
Rochester Healthcare & Housing Revenue
(Samaritan Bethany Project)
Series A 6.875% 12/1/29-19§	1,000,000	1,013,700
Series A 7.375% 12/1/41-19§	375,000	380,550
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Nova Classical Academy Project) Series A 6.625% 9/1/42-21§	1,500,000	1,660,620
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	275,000	336,859
Series A 5.00% 11/15/30-25§	205,000	251,113
University of Minnesota
Series A 5.25% 12/1/28-20§	1,500,000	1,577,295

		10,738,302

Special Tax Revenue Bonds – 5.02%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/31	250,000	278,003
Minneapolis Tax Increment Revenue
(Grant Park Project)
4.00% 3/1/27	200,000	208,404
4.00% 3/1/30	260,000	269,433
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	725,627
4.00% 3/1/27	650,000	661,239
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.375% 7/1/46 ^	3,635,000	976,143
Series A-1 5.625% 7/1/51 ^	4,145,000	805,539
(Restructured)
Series A-1 4.75% 7/1/53	2,005,000	2,060,759
Series A-1 5.00% 7/1/58	275,000	287,419
Series A-2 4.536% 7/1/53	3,000,000	3,048,660
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	600,000	710,706

		10,031,932

State General Obligation Bonds – 8.43%
Minnesota
Series A 5.00% 8/1/27	750,000	916,740

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota
Series A 5.00% 8/1/29	1,000,000	$1,216,170
Series A 5.00% 8/1/33	660,000	856,759
Series A 5.00% 10/1/33	2,000,000	2,542,500
Series A 5.00% 8/1/34	2,185,000	2,827,193
Series A 5.00% 8/1/38	1,000,000	1,278,990
Series A Unrefunded Balance 5.00% 10/1/24	985,000	1,064,391
Series D 5.00% 8/1/26	1,000,000	1,260,630
Series D 5.00% 8/1/27	1,000,000	1,257,030
Series E 5.00% 10/1/26	1,085,000	1,373,773
(Various Purposes) Series A 5.00% 8/1/32	1,915,000	2,244,495

		16,838,671

Transportation Revenue Bonds – 4.40%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
(Senior)
Series A 5.00% 1/1/32	1,245,000	1,538,185
Series C 5.00% 1/1/46	185,000	221,915
(Subordinate)
Series A 5.00% 1/1/22	1,000,000	1,052,860
Series A 5.00% 1/1/32	500,000	572,050
Series B 5.00% 1/1/29	2,130,000	2,310,198
Series B 5.00% 1/1/44 (AMT)	1,000,000	1,236,760
Series B 5.00% 1/1/49 (AMT)	1,500,000	1,846,500

		8,778,468

Water & Sewer Revenue Bonds – 1.50%
Guam Government Waterworks Authority 5.00% 7/1/37	575,000	672,756
Metropolitan Council General Obligation Wastewater Revenue (Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	965,000	1,140,215
Series C 4.00% 3/1/32	1,000,000	1,175,880

		2,988,851

Total Municipal Bonds (cost $186,145,079)		197,624,750

	Principal amount°	Value (US $)
Short-Term Investments – 1.59%
Variable Rate Demand Notes – 1.59%¤
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Children’s Hospitals and Clinics)
Series A 0.75% 8/15/34 (AGM) (SPA – US Bank N.A.)	800,000	$800,000
Series A-1 0.75% 8/15/37 (AGM) (SPA – US Bank N.A.)	1,875,000	1,875,000
Series B 0.74% 8/15/25 (AGM) (SPA – US Bank N.A.)	300,000	300,000
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Revenue (Allina Health System) Series B-1 1.37% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	200,000	200,000

Total Short-Term Investments (cost $3,175,000)		3,175,000

Total Value of Securities – 100.55% (cost $189,320,079)		$200,799,750

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2019, the aggregate value of Rule 144A securities was $5,366,023, which represents 2.69% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Aug. 31, 2019.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FHLMC – Federal Home Loan Mortgage Corporation collateral

FNMA – Federal National Mortgage Association collateral

GNMA – Government National Mortgage Association collateral

LOC – Letter of Credit

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

Summary of abbreviations: (continued)

N.A. – National Association

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

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Statements of assets and liabilities

August 31, 2019

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Assets:
Investments, at value[1]	$612,816,947	$80,813,573	$200,799,750
Cash	50,660	178,359	50,598
Interest receivable	6,919,317	816,741	2,224,509
Receivable for fund shares sold	476,137	479,544	48,647

Total assets	620,263,061	82,288,217	203,123,504

Liabilities:
Payable for securities purchased	33,367,436	1,358,984	3,081,235
Distribution payable	381,672	52,573	134,386
Investment management fees payable to affiliates	197,067	19,021	62,166
Payable for fund shares redeemed	128,195	—	39,994
Distribution fees payable to affiliates	107,334	13,233	39,325
Other accrued expenses	104,445	39,309	61,309
Dividend disbursing and transfer agent fees and expenses payable to affiliates	4,885	672	1,645
Trustees’ fees and expenses payable to affiliates	4,289	594	1,432
Accounting and administration expenses payable to affiliates	2,211	597	970
Legal fees payable to affiliates	879	122	294
Reports and statements to shareholders expenses payable to affiliates	271	37	92

Total liabilities	34,298,684	1,485,142	3,422,848

Total Net Assets	$585,964,377	$80,803,075	$199,700,656

Net Assets Consist of:
Paid-in capital	$550,851,980	$76,335,861	$189,260,917
Total distributable earnings (loss)	35,112,397	4,467,214	10,439,739

Total Net Assets	$585,964,377	$80,803,075	$199,700,656

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Net Asset Value
Class A:
Net assets	$386,790,523	$55,917,764	$103,486,941
Shares of beneficial interest outstanding, unlimited authorization, no par	30,499,990	4,970,755	9,232,846
Net asset value per share	$12.68	$11.25	$11.21
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$13.28	$11.57	$11.74

Class C:
Net assets	$29,932,934	$7,167,026	$21,058,429
Shares of beneficial interest outstanding, unlimited authorization, no par	2,352,720	635,845	1,875,123
Net asset value per share	$12.72	$11.27	$11.23

Institutional Class:
Net assets	$169,240,920	$17,718,285	$75,155,286
Shares of beneficial interest outstanding, unlimited authorization, no par	13,348,045	1,574,493	6,707,367
Net asset value per share	$12.68	$11.25	$11.20

[1] Investments, at cost	$577,489,354	$76,245,308	$189,320,079

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Year ended August 31, 2019

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Investment Income:
Interest	$20,808,959	$2,772,625	$6,899,047

Expenses:
Management fees	3,006,000	386,722	981,891
Distribution expenses—Class A	941,672	138,546	242,471
Distribution expenses—Class C	309,709	77,004	203,445
Dividend disbursing and transfer agent fees and expenses	318,663	50,739	121,584
Accounting and administration expenses	139,913	55,309	73,368
Registration fees	71,809	23,975	20,945
Reports and statements to shareholders expenses	60,547	15,265	23,890
Audit and tax fees	46,673	46,673	46,673
Legal fees	39,441	5,969	11,158
Trustees’ fees and expenses	31,696	4,451	10,255
Custodian fees	14,487	2,757	6,163
Other	48,760	17,659	28,003

	5,029,370	825,069	1,769,846
Less expenses waived	(464,307)	(175,598)	(180,699)
Less waived distribution expenses—Class A	—	(55,419)	—
Less expenses paid indirectly	(6,565)	(632)	(982)

Total operating expenses	4,558,498	593,420	1,588,165

Net Investment Income	16,250,461	2,179,205	5,310,882

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	422,779	5,373	(149,752)
Net change in unrealized appreciation (depreciation) of investments	23,896,388	2,996,731	9,364,456

Net Realized and Unrealized Gain	24,319,167	3,002,104	9,214,704

Net Increase in Net Assets Resulting from Operations	$40,569,628	$5,181,309	$14,525,586

See accompanying notes, which are an integral part of the financial statements.

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Statements of changes in net assets

Delaware Tax-Free Minnesota Fund

	Year ended
	8/31/19	8/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$16,250,461	$16,357,240
Net realized gain	422,779	299,568
Net change in unrealized appreciation (depreciation)	23,896,388	(15,406,873)

Net increase in net assets resulting from operations	40,569,628	1,249,935

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(11,013,173)	(14,247,459)
Class C	(674,498)	(1,274,213)
Institutional Class	(4,532,590)	(3,638,192)

	(16,220,261)	(19,159,864)

Capital Share Transactions:
Proceeds from shares sold:
Class A	34,266,180	38,349,082
Class C	3,098,448	2,636,660
Institutional Class	83,152,024	54,835,728

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	9,748,901	12,235,255
Class C	653,678	1,195,247
Institutional Class	3,221,296	3,287,427

	134,140,527	112,539,399

	Year ended
	8/31/19	8/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(63,834,709)	$(70,209,949)
Class C	(10,695,643)	(17,670,338)
Institutional Class	(44,007,882)	(24,104,373)

	(118,538,234)	(111,984,660)

Increase in net assets derived from capital share transactions	15,602,293	554,739

Net Increase (Decrease) in Net Assets	39,951,660	(17,355,190)

Net Assets:
Beginning of year	546,012,717	563,367,907

End of year[1]	$585,964,377	$546,012,717

[1]

Net Assets – End of year includes distributions in excess of net investment income of $240,388 in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the year ended Aug. 31, 2019, the Fund has adopted amendments to Regulation S-X (see Note 10 in “Notes to financial statements”). For the year ended Aug. 31, 2018, the dividends and distributions to shareholders were as follows:

	Class A	Class C	Institutional Class
Dividends from net investment income	$(12,134,393)	$(1,024,249)	$(3,183,679)
Distributions from net realized gains	(2,113,066)	(249,964)	(454,513)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Minnesota Intermediate Fund

	Year ended
	8/31/19	8/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,179,205	$2,428,417
Net realized gain	5,373	72,266
Net change in unrealized appreciation (depreciation)	2,996,731	(2,687,546)

Net increase (decrease) in net assets resulting from operations	5,181,309	(186,863)

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(1,593,527)	(2,031,660)
Class C	(156,332)	(249,902)
Institutional Class	(428,375)	(518,897)

	(2,178,234)	(2,800,459)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,671,277	4,764,864
Class C	898,626	670,790
Institutional Class	8,405,771	5,446,733

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,357,246	1,731,184
Class C	149,449	237,000
Institutional Class	397,172	499,540

	16,879,541	13,350,111

	Year ended
	8/31/19	8/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(12,485,742)	$(14,067,022)
Class C	(2,719,349)	(3,881,824)
Institutional Class	(3,186,459)	(12,720,892)

	(18,391,550)	(30,669,738)

Decrease in net assets derived from capital share transactions	(1,512,009)	(17,319,627)

Net Increase (Decrease) in Net Assets	1,491,066	(20,306,949)

Net Assets:
Beginning of year	79,312,009	99,618,958

End of year[1]	$80,803,075	$79,312,009

[1]

Net Assets – End of year includes distributions in excess of net investment income of $4,190 in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the year ended Aug. 31, 2019, the Fund has adopted amendments to Regulation S-X (see Note 10 in “Notes to financial statements”). For the year ended Aug. 31, 2018, the dividends and distributions to shareholders were as follows:

	Class A	Class C	Institutional Class
Dividends from net investment income	$(1,771,652)	$(205,693)	$(450,722)
Distributions from net realized gain	(260,008)	(44,209)	(68,175)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Minnesota High-Yield Municipal Bond Fund

	Year ended
	8/31/19	8/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,310,882	$5,142,414
Net realized loss	(149,752)	(71,151)
Net change in unrealized appreciation (depreciation)	9,364,456	(3,485,137)

Net increase in net assets resulting from operations	14,525,586	1,586,126

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(2,884,919)	(2,914,141)
Class C	(452,855)	(667,362)
Institutional Class	(1,963,896)	(1,591,025)

	(5,301,670)	(5,172,528)

Capital Share Transactions:
Proceeds from shares sold:
Class A	11,808,073	16,270,537
Class C	3,143,949	3,339,629
Institutional Class	31,389,740	24,537,706

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,586,210	2,338,287
Class C	420,887	598,928
Institutional Class	1,877,843	1,536,871

	51,226,702	48,621,958

	Year ended
	8/31/19	8/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(14,747,115)	$(16,152,757)
Class C	(5,154,694)	(13,869,963)
Institutional Class	(14,980,335)	(16,399,941)

	(34,882,144)	(46,422,661)

Increase in net assets derived from capital share transactions	16,344,558	2,199,297

Net Increase (Decrease) in Net Assets	25,568,474	(1,387,105)

Net Assets:
Beginning of year	174,132,182	175,519,287

End of year[1]	$199,700,656	$174,132,182

[1]

Net Assets - There was no undistributed net investment income in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the year ended Aug. 31, 2019, the Fund has adopted amendments to Regulation S-X (see Note 10 in “Notes to financial statements”). For the year ended Aug. 31, 2018, the dividends and distributions to shareholders were as follows:

	Class A	Class C	Institutional Class
Dividends from net investment income	$(2,914,141)	$(667,362)	$(1,591,025)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

		Year ended
8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
$12.14	$12.54	$12.87	$12.60	$12.67

0.36	0.37	0.38	0.41	0.44
0.54	(0.34)	(0.32)	0.28	(0.06)

0.90	0.03	0.06	0.69	0.38

(0.36)	(0.37)	(0.39)	(0.42)	(0.45)
—	(0.06)	—	—	—

(0.36)	(0.43)	(0.39)	(0.42)	(0.45)

$12.68	$12.14	$12.54	$12.87	$12.60

7.54%	0.26%	0.49%	5.52%	3.02%

$386,790	$390,477	$423,497	$481,066	$479,275
0.85%	0.85%	0.85%	0.85%	0.87%
0.93%	0.94%	0.95%	0.95%	0.96%
2.92%	2.99%	3.08%	3.25%	3.51%
2.84%	2.90%	2.98%	3.15%	3.42%
13%	16%	17%	15%	11%

Financial highlights

Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

		Year ended
8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
$12.18	$12.58	$12.91	$12.64	$12.71

0.27	0.28	0.29	0.32	0.35
0.54	(0.34)	(0.33)	0.27	(0.07)

0.81	(0.06)	(0.04)	0.59	0.28

(0.27)	(0.28)	(0.29)	(0.32)	(0.35)
—	(0.06)	—	—	—

(0.27)	(0.34)	(0.29)	(0.32)	(0.35)

$12.72	$12.18	$12.58	$12.91	$12.64

6.73%	(0.49% )	(0.25% )	4.73%	2.25%

$29,933	$35,642	$51,045	$53,502	$45,393
1.60%	1.60%	1.60%	1.60%	1.62%
1.68%	1.69%	1.70%	1.70%	1.71%
2.17%	2.24%	2.33%	2.50%	2.76%
2.09%	2.15%	2.23%	2.40%	2.67%
13%	16%	17%	15%	11%

Financial highlights

Delaware Tax-Free Minnesota Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

		Year ended
8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
$12.14	$12.54	$12.87	$12.59	$12.66

0.39	0.40	0.41	0.45	0.48
0.54	(0.34)	(0.32)	0.28	(0.07)

0.93	0.06	0.09	0.73	0.41

(0.39)	(0.40)	(0.42)	(0.45)	(0.48)
—	(0.06)	—	—	—

(0.39)	(0.46)	(0.42)	(0.45)	(0.48)

$12.68	$12.14	$12.54	$12.87	$12.59

7.81%	0.51%	0.75%	5.87%	3.27%

$169,241	$119,894	$88,826	$53,133	$32,084
0.60%	0.60%	0.60%	0.60%	0.62%
0.68%	0.69%	0.70%	0.70%	0.71%
3.17%	3.24%	3.33%	3.50%	3.76%
3.09%	3.15%	3.23%	3.40%	3.67%
13%	16%	17%	15%	11%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

		Year ended
8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
$10.82	$11.17	$11.44	$11.22	$11.32

0.31	0.30	0.31	0.33	0.34
0.43	(0.31)	(0.25)	0.22	(0.10)

0.74	(0.01)	0.06	0.55	0.24

(0.31)	(0.30)	(0.31)	(0.33)	(0.34)
—	(0.04)	(0.02)	—	—

(0.31)	(0.34)	(0.33)	(0.33)	(0.34)

$11.25	$10.82	$11.17	$11.44	$11.22

7.00%	(0.01%)	0.55%	4.98%	2.12%

$55,918	$59,284	$68,934	$79,730	$84,663
0.71%	0.79%	0.84%	0.84%	0.85%
1.04%	1.00%	0.99%	0.97%	0.98%
2.87%	2.77%	2.79%	2.92%	2.98%
2.54%	2.56%	2.64%	2.79%	2.85%
19%	17%	22%	14%	14%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

		Year ended
8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
$10.84	$11.19	$11.47	$11.24	$11.35

0.22	0.21	0.22	0.24	0.24
0.43	(0.31)	(0.26)	0.23	(0.11)

0.65	(0.10)	(0.04)	0.47	0.13

(0.22)	(0.21)	(0.22)	(0.24)	(0.24)
—	(0.04)	(0.02)	—	—

(0.22)	(0.25)	(0.24)	(0.24)	(0.24)

$11.27	$10.84	$11.19	$11.47	$11.24

6.09%	(0.86%)	(0.39%)	4.17%	1.16%

$7,167	$8,558	$11,885	$13,315	$11,740
1.56%	1.64%	1.69%	1.69%	1.70%
1.79%	1.75%	1.74%	1.72%	1.73%
2.02%	1.92%	1.94%	2.07%	2.13%
1.79%	1.81%	1.89%	2.04%	2.10%
19%	17%	22%	14%	14%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

		Year ended
8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
$10.83	$11.17	$11.45	$11.22	$11.33

0.33	0.32	0.33	0.35	0.35
0.42	(0.30)	(0.26)	0.23	(0.11)

0.75	0.02	0.07	0.58	0.24

(0.33)	(0.32)	(0.33)	(0.35)	(0.35)
—	(0.04)	(0.02)	—	—

(0.33)	(0.36)	(0.35)	(0.35)	(0.35)

$11.25	$10.83	$11.17	$11.45	$11.22

7.06%	0.23%	0.61%	5.22%	2.18%

$17,718	$11,470	$18,800	$12,694	$4,402
0.56%	0.64%	0.69%	0.69%	0.70%
0.79%	0.75%	0.74%	0.72%	0.73%
3.02%	2.92%	2.94%	3.07%	3.13%
2.79%	2.81%	2.89%	3.04%	3.10%
19%	17%	22%	14%	14%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
$10.66	$10.88	$11.13	$10.84	$10.88

0.32	0.32	0.33	0.36	0.38
0.55	(0.22)	(0.25)	0.29	(0.04)

0.87	0.10	0.08	0.65	0.34

(0.32)	(0.32)	(0.33)	(0.36)	(0.38)

(0.32)	(0.32)	(0.33)	(0.36)	(0.38)

$11.21	$10.66	$10.88	$11.13	$10.84

8.33%	0.95%	0.84%	6.12%	3.20%

$103,487	$98,980	$98,491	$121,168	$122,618
0.89%	0.89%	0.89%	0.89%	0.91%
0.99%	0.99%	0.99%	0.98%	1.01%
2.97%	2.98%	3.08%	3.23%	3.52%
2.87%	2.88%	2.98%	3.14%	3.42%
12%	14%	19%	15%	16%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$10.68	$10.90	$11.15	$10.87	$10.90

0.24	0.24	0.25	0.27	0.30
0.55	(0.22)	(0.25)	0.29	(0.03)

0.79	0.02	—	0.56	0.27

(0.24)	(0.24)	(0.25)	(0.28)	(0.30)

(0.24)	(0.24)	(0.25)	(0.28)	(0.30)

$11.23	$10.68	$10.90	$11.15	$10.87

7.51%	0.19%	0.09%	5.22%	2.53%

$21,059	$21,651	$32,223	$35,751	$32,174
1.64%	1.64%	1.64%	1.64%	1.66%
1.74%	1.74%	1.74%	1.73%	1.76%
2.22%	2.23%	2.33%	2.48%	2.77%
2.12%	2.13%	2.23%	2.39%	2.67%
12%	14%	19%	15%	16%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
$10.66	$10.87	$11.12	$10.84	$10.88

0.35	0.35	0.36	0.38	0.41
0.54	(0.21)	(0.25)	0.29	(0.04)

0.89	0.14	0.11	0.67	0.37

(0.35)	(0.35)	(0.36)	(0.39)	(0.41)

(0.35)	(0.35)	(0.36)	(0.39)	(0.41)

$11.20	$10.66	$10.87	$11.12	$10.84

8.50%	1.30%	1.09%	6.28%	3.46%

$75,155	$53,501	$44,805	$31,206	$14,841
0.64%	0.64%	0.64%	0.64%	0.66%
0.74%	0.74%	0.74%	0.73%	0.76%
3.22%	3.23%	3.33%	3.48%	3.77%
3.12%	3.13%	3.23%	3.39%	3.67%
12%	14%	19%	15%	16%

Notes to financial statements
Delaware Funds® by Macquarie Minnesota municipal bond funds	August 31, 2019

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds, and Voyageur Intermediate Tax-Free Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each a Fund, or collectively, the Funds). Each Fund is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, which will be incurred if redeemed during the first year, and 0.50% during the second year for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free Minnesota Intermediate Fund, if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and Minnesota state personal income taxes, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board, or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Boards.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the year ended Aug. 31, 2019 and for all open tax years (years ended Aug. 31, 2016–Aug. 31, 2018), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other expenses” on the “Statements of operations.” During the year ended Aug. 31, 2019, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may

Notes to financial statements

Delaware Funds® by Macquarie Minnesota municipal bond funds

1. Significant Accounting Policies (continued)

distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended Aug. 31, 2019, each Fund earned the following amounts under this arrangement:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$6,154	$557	$822

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended Aug. 31, 2019, each Fund earned the following amounts under this arrangement:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$411	$75	$160

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fees and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, taxes, interest, acquired fund fees and expenses, inverse floater program expenses, short sale, dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed the following percentage of each Fund’s average daily net assets from Sept. 1, 2018 through Aug. 31, 2019.* These waivers and reimbursements apply only to expenses paid directly by each Fund and may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Operating expense limitation as a percentage of average daily net assets	0.60%	0.56%	0.64%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended Aug. 31, 2019, each Fund was charged for these services as follows:

Delaware	Delaware Tax-Free	Delaware Minnesota
Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$24,864	$6,928	$10,757

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; and 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended Aug. 31, 2019, each Fund was charged for these services as follows:

Delaware	Delaware Tax-Free	Delaware Minnesota
Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$45,872	$6,381	$14,890

Notes to financial statements

Delaware Funds® by Macquarie Minnesota municipal bond funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. DDLP has contracted to waive Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares 12b-1 fee to 0.15% of average daily net assets from Sept. 1, 2018 through Aug. 31, 2019.** The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended Aug. 31, 2019, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware	Delaware Tax-Free	Delaware Minnesota
Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$15,228	$2,187	$4,948

For the year ended Aug. 31, 2019, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware	Delaware Tax-Free	Delaware Minnesota
Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$20,347	$4,240	$9,705

For the year ended Aug. 31, 2019, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Class A	$1,061	$—	$—
Class C	1,081	194	2,911

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the year ended Aug. 31, 2019, were executed by each Fund pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the year ended Aug. 31, 2019, the Funds engaged in the following Rule 17a-7 securities purchases and securities sales, which resulted in net realized gains (losses) as follows:

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Purchases	$13,471,671	$5,878,927	$9,560,504
Sales	5,720,495	9,275,841	11,656,149
Net realized gains (losses)	(24,941)	13,949	(116,537)

*For Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, the aggregate contractual waiver period covering this report is from Dec. 29, 2017 through Dec. 28, 2019. For Delaware Tax-Free Minnesota Intermediate Fund, the aggregate contractual waiver period covering this report is from April 1, 2018 through Dec. 28, 2019.

**For Delaware Tax-Free Minnesota Intermediate Fund Class A shares, the aggregate contractual waiver period covering this report is from Dec. 29, 2017 through Dec. 28, 2019.

3. Investments

For the year ended Aug. 31, 2019, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Purchases	$117,050,659	$14,601,815	$37,830,477
Sales	73,153,557	16,818,305	21,643,593

Notes to financial statements

Delaware Funds® by Macquarie Minnesota municipal bond funds

3. Investments (continued)

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments, but approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At Aug. 31, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Cost of investments	$577,717,653	$76,244,130	$189,390,637

Aggregate unrealized appreciation of investments	$35,567,984	$4,569,465	$11,716,394
Aggregate unrealized depreciation of investments	(468,690)	(22)	(307,281)

Net unrealized appreciation of investments	$35,099,294	$4,569,443	$11,409,113

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Aug. 31, 2019:

Delaware Tax-Free Minnesota Fund

Level 2
Securities
Assets:
Municipal Bonds	$603,841,947
Short-Term Investments	8,975,000

Total Value of Securities	$612,816,947

Delaware Tax-Free Minnesota Intermediate Fund

Level 2
Securities
Assets:
Municipal Bonds	$79,063,573
Short-Term Investments	1,750,000

Total Value of Securities	$80,813,573

Delaware Minnesota High-Yield Municipal Bond Fund

Level 2
Securities
Assets:
Municipal Bonds	$197,624,750
Short-Term Investments	3,175,000

Total Value of Securities	$200,799,750

During the year ended Aug. 31, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

Notes to financial statements

Delaware Funds® by Macquarie Minnesota municipal bond funds

3. Investments (continued)

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to each Fund’s net assets. During the year ended Aug. 31, 2019, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended Aug. 31, 2019 and 2018 were as follows:

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Year ended 8/31/19
Ordinary income	$57	$—	$19
Tax-exempt income	16,220,204	2,178,234	5,301,651

Total	$16,220,261	$2,178,234	$5,301,670

Year ended 8/31/18
Ordinary income	$24,273	$—	$30,002
Tax-exempt income	16,367,225	2,431,471	5,142,526
Long-term capital gains	2,768,366	368,988	—

Total	$19,159,864	$2,800,459	$5,172,528

5. Components of Net Assets on a Tax Basis

As of Aug. 31, 2019, the components of net assets on a tax basis were as follows:

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Shares of beneficial interest	$550,851,980	$76,335,861	$189,260,917
Undistributed tax-exempt income	141,285	48,383	134,386
Undistributed long-term capital gains	253,490	—	—
Capital loss carryforwards	—	(98,039)	(969,374)
Distributions payable	(381,672)	(52,573)	(134,386)
Unrealized appreciation of investments	35,099,294	4,569,443	11,409,113

Net assets	$585,964,377	$80,803,075	$199,700,656

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on debt instruments and tax deferral of losses due to wash sales, if applicable.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At Aug. 31, 2019, Delaware Tax-Free Minnesota Fund did not have any capital loss carryforwards.

At Aug. 31, 2019, capital loss carryforwards available to offset future realized capital gains for Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund were as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free Minnesota Intermediate Fund	$98,039	$—	$98,039
Delaware Minnesota High-Yield Municipal Bond Fund	845,337	124,037	969,374

Notes to financial statements

Delaware Funds® by Macquarie Minnesota municipal bond funds

6. Capital Shares

Transactions in capital shares were as follows:

			Delaware Tax-Free		Delaware Minnesota
	Delaware Tax-Free		Minnesota		High-Yield Municipal
	Minnesota Fund		Intermediate Fund		Bond Fund
	Year ended		Year ended		Year ended
	8/31/19	8/31/18	8/31/19	8/31/18	8/31/19	8/31/18
Shares sold:
Class A	2,812,545	3,125,082	521,273	436,654	1,091,129	1,521,905
Class C	252,325	213,991	82,541	61,309	291,127	310,619
Institutional Class	6,847,310	4,490,186	773,437	499,420	2,920,048	2,291,763

Shares issued upon reinvestment of dividends and distributions:
Class A	798,095	996,278	124,608	158,251	240,677	218,090
Class C	53,400	96,954	13,717	21,615	39,113	55,726
Institutional Class	263,476	267,851	36,374	45,617	174,526	143,414

	11,027,151	9,190,342	1,551,950	1,222,866	4,756,620	4,541,517

Shares redeemed:
Class A	(5,263,546)	(5,728,359)	(1,153,362)	(1,288,814)	(1,382,974)	(1,510,584)
Class C	(878,285)	(1,441,859)	(249,651)	(355,611)	(481,931)	(1,296,104)
Institutional Class	(3,637,252)	(1,965,838)	(294,820)	(1,168,219)	(1,406,980)	(1,535,704)

	(9,779,083)	(9,136,056)	(1,697,833)	(2,812,644)	(3,271,885)	(4,342,392)

Net increase (decrease)	1,248,068	54,286	(145,883)	(1,589,778)	1,484,735	199,125

100

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and on the “Statements of changes in net assets.” For the years ended Aug. 31, 2019 and 2018, the Funds had the following exchange transactions:

	Year ended 8/31/19
	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Delaware Tax-Free Minnesota Fund	59,365	40,077	31,466	68,171	$1,220,708
Delaware Tax-Free Minnesota Intermediate Fund	1,165	9,191	9,217	1,165	112,353
Delaware Minnesota High-Yield Municipal Bond Fund	26,086	44,298	9,709	60,819	745,406
	Year ended 8/31/18
	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Delaware Tax-Free Minnesota Fund	179,677	324,507	282,986	222,704	$6,195,653
Delaware Tax-Free Minnesota Intermediate Fund	24,209	52,010	43,368	33,036	833,306
Delaware Minnesota High-Yield Municipal Bond Fund	47,282	241,837	232,144	57,805	3,092,167

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was reduced from $155,000,000 to $130,000,000 on Sept. 6, 2018. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 5, 2018.

Notes to financial statements

Delaware Funds® by Macquarie Minnesota municipal bond funds

7. Line of Credit (continued)

On Nov. 5, 2018, the Participants entered into an amendment to the agreement for a $190,000,000 revolving line of credit. The revolving line of credit available was increased to $220,000,000 on Nov. 29, 2018. The revolving line of credit is to be used as described on the previous page and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 4, 2019.

The Funds had no amounts outstanding as of Aug. 31, 2019, or at any time during the year then ended.

8. Geographic, Credit, and Market Risks

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Funds’ investments may be adversely affected by new legislation within the US state or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Aug. 31, 2019, the percentages of each Fund’s net assets insured by bond insurers are listed below, and these securities have been identified in the “Schedules of investments.”

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Assured Guaranty Corporation	2.75%	3.15%	—
Assured Guaranty Municipal Corporation	0.74%	1.24%	1.49%
National Public Finance Guarantee Corporation	0.79%	—	—

	4.28%	4.39%	1.49%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

9. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, each

Notes to financial statements

Delaware Funds® by Macquarie Minnesota municipal bond funds

9. Contractual Obligations (continued)

Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued an ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the Securities and Exchange Commission (SEC) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the “Statements of assets and liabilities” and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the “Statements of changes in net assets.” The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the “Statements of changes in net assets” and certain tax adjustments that were reflected in the “Notes to financial statements.” All of these have been reflected in the Funds’ financial statements.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2019, that would require recognition or disclosure in the Funds’ financial statements.

Report of independent

registered public accounting firm

To the Board of Trustees of Voyageur Tax-Free Funds, Voyageur Intermediate Tax-Free Funds and Voyageur Mutual Funds and Shareholders of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Delaware Tax-Free Minnesota Fund (constituting Voyageur Tax-Free Funds), Delaware Tax-Free Minnesota Intermediate Fund (constituting Voyageur Intermediate Tax-Free Funds) and Delaware Minnesota High-Yield Municipal Bond Fund (one of the funds constituting Voyageur Mutual Funds) (hereafter collectively referred to as the “Funds”) as of August 31, 2019, the related statements of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2019 and each of the financial highlights for each of the five years in the period ended August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

October 16, 2019

We have served as the auditor of one or more investment companies in Delaware Funds® by Macquarie since 2010.

Other Fund information (Unaudited)

Delaware Funds® by Macquarie Minnesota municipal bond funds

Tax Information

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Funds. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Funds to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended Aug. 31, 2019, each Fund reports distributions paid during the year as follows:

	(A)
	Tax-Exempt
	Income	Total
	Distributions	Distributions
	(Tax Basis)	(Tax Basis)
Delaware Tax-Free Minnesota Fund	100.00%	100.00%
Delaware Tax-Free Minnesota Intermediate Fund	100.00%	100.00%
Delaware Minnesota High-Yield Municipal Bond Fund	100.00%	100.00%

(A) is based on a percentage of each Fund’s total distributions.

Board consideration of Investment Advisory agreements for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at a meeting held on August 21-22, 2019

At a meeting held on Aug. 21-22, 2019 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”), included materials provided by DMC and its affiliates (collectively, “Macquarie Investment Management”) concerning, among other things, the nature, extent, and quality of services provided to the Funds; the costs of such services to the Funds;

economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2019, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds® by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make

Other Fund information (Unaudited)

Delaware Funds® by Macquarie Minnesota municipal bond funds

Board consideration of Investment Advisory agreements for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at a meeting held on August 21-22, 2019 (continued)

up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2019. The Board’s objective is that each Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

Delaware Tax-Free Minnesota Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional Minnesota municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-, 5-, and 10-year periods was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free Minnesota Intermediate Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional “other states” intermediate municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Minnesota High-Yield Municipal Bond Fund – Broadridge currently classifies the Fund as a Minnesota municipal debt fund. However, Management believes that it is more appropriate to include the Fund in the high yield municipal debt funds category, to provide a comparison to a representative peer group based on credit quality instead of a peer group based on state of issuance. Accordingly, the Broadridge report prepared for the Fund compares the Fund’s performance to two separate Performance Universes – one consisting of the Fund and all retail and institutional Minnesota municipal debt funds and the other consisting of the Fund and all retail and institutional high yield municipal debt funds. When compared to Minnesota municipal debt funds, the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. When compared to high yield municipal debt funds, the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the third quartile of its Performance Universe and the Fund’s total return for the 3-, 5-, and 10-year periods was in the fourth quartile of its Performance Universe. The Board observed that, when compared to other Minnesota municipal debt funds, the Fund’s performance was in line with the Board’s objective; however, when compared to other high yield municipal debt funds, the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the numerous investment and performance reports and other information delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve comparative Fund performance and to meet the Board’s performance objective.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is for each Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

Delaware Tax-Free Minnesota Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through December 2019 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting and fund accounting oversight services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Tax-Free Minnesota Intermediate Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Delaware Minnesota High-Yield Municipal Bond Fund – When compared to Minnesota municipal debt funds, the expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses in its Expense Group and its total expenses were in the quartile with the highest expenses of the Expense Group. When compared to high yield municipal debt funds, the expense comparisons for the Fund showed that its actual management fee was in the quartile with the highest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of the Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through December 2019 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting, fund accounting oversight services, and custody, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given

Other Fund information (Unaudited)

Delaware Funds® by Macquarie Minnesota municipal bond funds

Board consideration of Investment Advisory agreements for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at a meeting held on August 21-22, 2019 (continued)

to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees discussed with JDL personnel regarding DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed each Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. Although, as of March 31, 2019, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund had not reached a size at which they could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that each Fund’s fee was structured so that, if the Fund increases sufficiently in size, then economies of scale may be shared. The Board noted that, as of March 31, 2019, Delaware Tax-Free Minnesota Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by DMC and its affiliates, the schedule of fees under the Investment Management Agreement provides a sharing of benefits with the Fund and its shareholders.

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Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustee
Shawn K. Lytle[1] 2005 Market Street Philadelphia, PA 19103 February 1970	President, Chief Executive Officer, and Trustee	President and Chief Executive Officer since August 2015
Trustee since September 2015
Independent Trustees
Thomas L. Bennett	Chair and Trustee	Trustee since
2005 Market Street		March 2005
Philadelphia, PA 19103
October 1947		Chair since
March 2015
Jerome D. Abernathy	Trustee	Since January 2019
2005 Market Street
Philadelphia, PA 19103
July 1959
Ann D. Borowiec	Trustee	Since March 2015
2005 Market Street
Philadelphia, PA 19103
November 1958

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

President — Macquarie	59	Trustee — UBS
Investment Management[2]		Relationship Funds,
(June 2015–Present)		SMA Relationship
Trust, and UBS Funds
Regional Head of		(May 2010–April 2015)
Americas — UBS Global
Asset Management
(April 2010–May 2015)

Private Investor	59	None
(March 2004–Present)
Managing Member,	59	None
Stonebrook Capital
Management, LLC (financial
technology: macro factors
and databases)
(January 1993–Present)
Chief Executive Officer,	59	Director —
Private Wealth Management		Banco Santander International
(2011–2013) and		(October 2016–Present)
Market Manager,
New Jersey Private		Director —
Bank (2005–2011) —		Santander Bank, N.A.
J.P. Morgan Chase & Co.		(December 2016–Present)

[2]

Macquarie Investment Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)
Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960
Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	59	Director and Audit Committee
(April 2011–Present)		Member — Hercules
Technology Growth
Capital, Inc.
(July 2004–July 2014)
President —	59	Director; Compensation
Drexel University		Committee and
(August 2010–Present)		Governance Committee
Member — Community
President —		Health Systems
Franklin & Marshall College		(May 2004–present)
(July 2002–June 2010)
Director — Drexel
Morgan & Co.
(2015–present)

Director and Audit Committee
Member — vTv
Therapeutics Inc.
(2017–present)

Director and Audit Committee
Member — FS Credit Real
Estate Income Trust, Inc.
(2018–present)
Private Investor	59	None
(2004–Present)

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956
Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	59	Trust Manager and
(January 2017–Present)		Audit Committee
Chair — Camden
Chief Executive Officer —		Property Trust
Banco Itaú		(August 2011–Present)
International
(April 2012–December 2016)		Director; Audit
Committee Member —
Executive Advisor to Dean		Carrizo Oil & Gas, Inc.
(August 2011–March 2012)		(March 2018–Present)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)
Vice Chairman	59	Director — HSBC North
(2010–April 2013) —		America Holdings Inc.
PNC Financial		(December 2013–Present)
Services Group
Director — HSBC USA Inc.
(July 2014–Present)

Director —
HSBC Bank USA,
National Association
(July 2014–March 2017)

Director — HSBC
Finance Corporation
(December 2013–April 2018)

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Christianna Wood	Trustee	Since January 2019
2005 Market Street
Philadelphia, PA 19103
August 1959

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

Chief Executive Officer	59	Director; Finance Committee
and President —		and Audit Committee
Gore Creek		Member — H&R
Capital, Ltd.		Block Corporation
(August 2009–Present)		(July 2008–Present)
Director; Chair of Investments
Committee and Audit
Committee Member —
Grange Insurance
(2013–Present)
Trustee; Chair of
Nominating and Governance
Committee and Audit
Committee Member —
The Merger Fund
(2013–Present),
The Merger Fund VL
(2013-Present),
WCM Alternatives:
Event-Driven Fund
(2013–Present),
and WCM Alternatives:
Credit Event Fund
(December 2017–Present)
Director; Chair of
Governance Committee
and Audit Committee
Member — International
Securities Exchange
(2010–2016)

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948
Officers
David F. Connor	Senior Vice President,	Senior Vice President since
2005 Market Street	General Counsel,	May 2013; General
Philadelphia, PA 19103	and Secretary	Counsel since May 2015;
December 1963		Secretary since
October 2005
Daniel V. Geatens	Vice President	Vice President and
2005 Market Street	and Treasurer	Treasurer since October 2007
Philadelphia, PA 19103
October 1972
Richard Salus	Senior Vice President	Senior Vice President and
2005 Market Street	and Chief Financial Officer	Chief Financial Officer
Philadelphia, PA 19103		since November 2006
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	59	Director; Personnel and
(January 2006–July 2012),		Compensation Committee
Vice President —		Chair; Member of Nominating,
Mergers & Acquisitions		Investments, and Audit
(January 2003–January 2006),		Committees for various
and Vice President		periods throughout
and Treasurer		directorship —
(July 1995–January 2003) —		Okabena Company
3M Company		(2009–2017)

David F. Connor has served	59	None[3]
in various capacities at
different times at
Macquarie Investment
Management.
Daniel V. Geatens has served	59	None[3]
in various capacities at
different times at
Macquarie Investment
Management.
Richard Salus has served	59	None[3]
in various capacities
at different times at
Macquarie Investment
Management.

[3]

David F. Connor, Daniel V. Geatens, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc., which has an affiliated investment manager.

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

Jersey City, NJ

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This annual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). Each Fund’s Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-Q or Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Funds® by Macquarie Internet Web site at www.delawarefunds.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

John A. Fry
Lucinda S. Landreth
Thomas K. Whitford
Christianna Wood

Item 4. Principal Accountant Fees and Services

(a) Audit fees.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $40,400 for the fiscal year ended August 31, 2019.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $38,500 for the fiscal year ended August 31, 2018.

(b) Audit-related fees.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2019.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $909,000 for the registrant’s fiscal year ended August 31, 2019. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures, group reporting and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2018.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $640,000 for the registrant’s fiscal year ended August 31, 2018. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures, group reporting and subsidiary statutory audits.

(c) Tax fees.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $5,500 for the fiscal year ended August 31, 2019. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2019. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $4,584 for the fiscal year ended August 31, 2018. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2018. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(d) All other fees.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2019.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2019. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2018.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2018. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Funds® by Macquarie.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $40,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $9,955,000 and $11,748,000 for the registrant’s fiscal years ended August 31, 2019 and August 31, 2018, respectively.

(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR TAX FREE FUNDS

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	November 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	November 6, 2019

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 6, 2019